As filed with the Securities and Exchange Commission

                                on April 17, 2002

                           Registration No. 333-81057

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                                ---------------

                         Post-Effective Amendment No. 4

                                       to

                                    Form S-6
                                ---------------

              For Registration under the Securities Act Of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2
                                 ----------------

           ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
                           (Exact Name of Registrant)
                                ----------------

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)
                    7315 Wisconsin Avenue Bethesda, MD 20814
                                ----------------

                   Robert-John H. Sands Senior Vice President,
                    Corporate Secretary and General Counsel
                     Acacia National Life Insurance Company
                              7315 Wisconsin Avenue
                               Bethesda, MD 20855
                               -----------------


       Title of Securities Being Registered: Securities of Unit Investment Trust
                                            ------------------------------------

      Approximate Date of Proposed Public offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:

                  [ ] Immediately upon filing pursuant to paragraph (b).

                  [X] On May 1, 2002 pursuant to paragraph (b).

                  [ ] 60 days after filing pursuant to paragraph (a)(1).

                  [ ] On pursuant to paragraph (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

   Item No. of
   Form N-8B-2   Caption In Prospectus

      1          Cover Page
      2          Cover Page
      3          Not Applicable
      4          Distribution of the Policies
      5          Acacia National Variable Life Insurance Separate Account I
      6          Acacia National Variable Life Insurance Separate Account I
      7          Not Required
      8          Not Required
      9          Legal Proceedings
     10          Summary; Addition, Deletion of Substitution of Investments;
                 Policy Benefits; Policy Rights; Payment and Allocation of
                 Premiums; General Provisions; Voting Rights
     11          Summary; The Funds
     12          Summary; The Funds
     13          Summary; The Funds - Charges and Deductions
     14          Summary; Payment and Allocation of Premiums
     15          Summary; Payment and Allocation of Premiums
     16          Summary; The Funds
     17          Summary, Policy Rights
     18          The Funds
     19          General Provisions; Voting Rights
     20          Not Applicable
     21          Summary; Policy Rights, Loan Benefits; General Provisions
     22          Not Applicable
     23          Safekeeping of the Separate Account's Assets
     24          General Provisions
     25          Acacia National Life Insurance Company
     26          Not Applicable
     27          Acacia National Life Insurance Company
     28          Executive Officers and Directors of ANLIC; Acacia National
                 Life Insurance Company
     29          Acacia National Life Insurance Company
     30          Not Applicable
     31          Not Applicable
     32          Not Applicable
     33          Not Applicable
     34          Not Applicable
     35          Not Applicable
     36          Not Required
     37          Not Applicable
     38          Distribution of the Policies
     39          Distribution of the Policies
     40          Distribution of the Policies
     41          Distribution of the Policies

      Item No. of

      Form N-8B-2              Caption In Prospectus

     42          Not Applicable
     43          Not Applicable
     44          Cash Value, Payment and Allocation of Premium
     45          Not Applicable
     46          The Funds; Cash Value
     47          The Funds
     48          State Regulation of ANLIC
     49          Not Applicable
     50          The Separate Account
     51          Cover Page; Summary; Policy Benefits; Payment and Allocation
                 of Premiums, Charges and Deductions
     52          Addition, Deletion or Substitution of Investments
     53          Summary; Federal Tax Matters
     54          Not Applicable
     55          Not Applicable
     56          Not Required
     57          Not Required
     58          Not Required
     59          Financial Statements

                                   REGENT 2000

PROSPECTUS:  May 1, 2002

Regent 2000 -
Survivorship Flexible Premium Variable Universal Life Policy
                      Acacia National Variable Life Insurance Separate Account I

--------------------------------------------------------------------------------

     This prospectus describes the Policy, especially its Separate Account. This Policy pays a Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. Like traditional life insurance policies, a Regent 2000 Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, Regent 2000 lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.

     A Regent 2000 Policy is different from traditional life insurance policies in another important way: you select how Policy premiums will be invested. Although each Policy Owner is guaranteed a minimum Death Benefit, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.

     The Investment Options available through Regent 2000 include investment portfolios from The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck Worldwide Insurance Trust. Each of these portfolios has its own investment objective and policies. These are described in the prospectuses for each investment portfolio, which must accompany this Regent 2000 prospectus. You may also choose to allocate premium payments to the Fixed Account managed by ANLIC.

     A Regent 2000 Policy will be issued after ANLIC accepts a prospective Policy Owner's application. Generally, an application must specify a Death Benefit no less than $100,000. Regent 2000 Policies are available to cover individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85. A Regent 2000 Policy, once purchased, may generally be canceled within 10 days after you receive it.

     This Regent 2000 prospectus is designed to assist you in understanding the opportunity and risks associated with the purchase of a Regent 2000 Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

     This prospectus includes a summary of the most important features of the Regent 2000 Policy, information about ANLIC, a list of the investment portfolios to which you may allocate premium payments, and a detailed description of the Regent 2000 Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.

     This prospectus must be accompanied by a prospectus for each of the investment portfolios available through Regent 2000.

     Although the Regent 2000 Policy is designed to provide life insurance, a Regent 2000 Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of a Regent 2000 Policy involves investment risk, including the possible loss of principal. For this reason, Regent 2000 may not be suitable for all individuals. It may not be advantageous to purchase a Regent 2000 Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another survivorship flexible premium variable universal life insurance policy.

     The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

Neither the Securities and Exchange Commission nor any state securities regulatory authority has approved these securities, or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

              Acacia National Life Insurance Company (ANLIC,we, us, our)
           Home Office: 7315 Wisconsin Ave., Bethesda, Maryland 20814.
            Service Center, P.O. Box 82579, Lincoln, Nebraska 68501.
                      1-888-837-6791. www.acaciagroup.com
                               -------------------

                             Table of Contents Page

DEFINITIONS..............................................................      3
SUMMARY  ................................................................      6
ANLIC, THE SEPARATE ACCOUNT AND THE FUNDS................................     12
         Acacia National Life Insurance Company..........................     12
         The Separate Account............................................     12
         Performance Information.........................................     12
         The Funds.......................................................     13
          Investment Strategies and Objectives of the Funds..............     13
         Addition, Deletion or Substitution of Investments...............     15
         Fixed Account...................................................     15
POLICY BENEFITS..........................................................     16
         Purposes of the Policy..........................................     16
         Death Benefit Proceeds..........................................     16
         Death Benefit Options...........................................     17
         Methods of Affecting Insurance Protection.......................     18
         Duration of Policy..............................................     19
         Accumulation Value..............................................     19
         Payment of Policy Benefits......................................     20
POLICY RIGHTS............................................................     20
         Loan Benefits...................................................     20
         Surrenders......................................................     21
         Partial Withdrawals.............................................     22
         Transfers.......................................................     22
         Systematic Programs.............................................     23
         Free Look Privilege.............................................     23
PAYMENT AND ALLOCATION OF PREMIUMS.......................................     23
         Issuance of a Policy............................................     23
         Premiums........................................................     24
         Allocation of Premiums and Accumulation Value...................     25
         Policy Lapse and Reinstatement..................................     25
CHARGES AND DEDUCTIONS...................................................     26
         Deductions from Premium Payments................................     26
         Charges from Accumulation Value.................................     26
         Surrender Charge................................................     27
         Partial Withdrawal Charge.......................................     28
         Transfer Charge.................................................     28
         Daily Charges Against the Separate Account......................     28
GENERAL PROVISIONS.......................................................     29
DISTRIBUTION OF THE POLICIES.............................................     31
ADMINISTRATION...........................................................     32
FEDERAL TAX MATTERS......................................................     32
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS.............................     35
THIRD PARTY SERVICES.....................................................     35
VOTING RIGHTS............................................................     35
STATE REGULATION OF ANLIC................................................     36
EXECUTIVE OFFICERS AND DIRECTORS OF ANLIC................................     36
INDEPENDENT AUDITORS.....................................................     37
LEGAL MATTERS............................................................     37
LEGAL PROCEEDINGS........................................................     37
ADDITIONAL INFORMATION...................................................     37
FINANCIAL STATEMENTS.....................................................     37
         ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I......  F-I-1
         ACACIA NATIONAL LIFE INSURANCE COMPANY ......................... F-II-1
APPENDICES...............................................................    A-1

                  The Policy, certain Funds, and/or certain riders are not available in all states.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson, or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this prospectus, and, if given or made, such other information or representations must not be relied upon.

                                   DEFINITIONS

Accrued Expense Charges - Any Monthly Deductions that are due and unpaid.

Accumulation Value - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in the Separate Account, the Fixed Account, and any Accumulation Value held in the General Account, which secures Outstanding Policy Debt.

Administrative Expense Charge - A charge which is part of the monthly deduction to cover the cost of administering the Policy.

Asset-Based Administrative Expense Charge - A daily charge that is deducted from the overall assets of the Separate Account to provide for expenses of ongoing administrative services to the Policy Owners as a group.

Attained Age - The Issue Age of the younger Insured plus the number of complete Policy Years that the Policy has been in force.

ANLIC ("we, us, our") - Acacia National Life Insurance Company. ANLIC's Home Office is located at 7315 Wisconsin Avenue, Bethesda, MD 20814.

Beneficiary - The person or persons to whom the Death Benefit Proceeds are payable upon the Second Death. (See the sections on Beneficiary and Change of Beneficiary.)

Cost of Insurance - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Issue Age, sex, and risk class of each Insured and the policy duration. The Cost of Insurance is part of the Monthly Deduction.

Death Benefit - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

Death Benefit Proceeds - The proceeds payable to the Beneficiary upon receipt by ANLIC of Satisfactory Proof of Death of both Insureds while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction for the month of the Second Death.

Fixed Account - An account that is a part of ANLIC's General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

General Account - The General Account of ANLIC includes all of ANLIC's assets except those assets segregated into separate accounts such as the Separate Account.

Grace Period - A 61 day period from the date written notice of lapse is mailed to the Policy Owner's last known address. If the Policy Owner makes the payment specified in the notification of lapse, the policy will not lapse.

Guaranteed Death Benefit (in Maryland, "Guaranteed Death Benefit to Prevent Lapse") Period - The number of years the "Guaranteed Death Benefit" provision will apply. The period extends to Attained Age 85 but in no event is less than 10 years, and may be restricted as a result of state law. Not available in Massachusetts. This benefit is provided without an additional Policy charge.

Guaranteed Death Benefit Premium - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the Guaranteed Death Benefit Period so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

Insureds - The two persons whose lives are insured under the Policy.

Investment Options - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

Issue Age - The actual age of each Insured on the Policy Date.

Issue Date - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

Minimum Premium - A specified premium which, if paid in advance on a monthly prorated basis, will keep the Policy in force during the first sixty Policy months ("Minimum Benefit" Period) so long as other Policy provisions are met, even if the Net Cash Surrender Value is zero or less.

Monthly Activity Date - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

Monthly Deduction - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

Mortality and Expense Risk Charge - A daily charge that is deducted from the overall assets of the Separate Account to provide for the risk that mortality and expense costs may be greater than expected.

Net Amount at Risk - The amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date.

Net Cash Surrender Value - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Surrender Charges and any Outstanding Policy Debt.

Net Policy Funding - Net Policy Funding is the sum of all premiums paid, less any partial withdrawals and less any Outstanding Policy Debt.

Net Premium - Premium paid less the Percent of Premium Charge for Taxes.

Outstanding Policy Debt - The sum of all unpaid Policy loans and accrued interest on Policy loans.

Percent of Premium Charge for Taxes - The amount deducted from each premium received to cover certain expenses, expressed as a percentage of the premium.

Planned Periodic Premiums - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force unless the payments meet the requirements of the Minimum Benefit or the Guaranteed Death Benefit.

Policy - The survivorship flexible premium variable universal life insurance Policy offered by ANLIC and described in this prospectus.

Policy Year - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

Policy Owner - ("you, your") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

Policy Anniversary Date - The same day as the Policy Date for each year the Policy remains in force.

Policy Date - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) unless there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

Satisfactory Proof of Death - Satisfactory Proof of Death must be provided to us at the time of death of each Insured. Satisfactory Proof of Death means all of the following must be submitted: (1) A certified copy of both death certificates; (2) A Claimant Statement; (3) The Policy; and (4) Any other information that ANLIC may reasonably require to establish the validity of the claim.

Second Death - The later of the dates of death of the Insureds.

Separate Account - This term refers to Acacia National Variable Life Insurance Separate Account I, a separate investment account established by ANLIC to receive and invest the Net Premiums paid under the Policy and allocated by the Policy Owner to the Separate Account. The Separate Account is segregated from the General Account and all other assets of ANLIC.

Specified Amount - The minimum Death Benefit under the Policy, as selected by the Policy Owner.

Subaccount - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

Surrender - The termination of the Policy for the Net Cash Surrender Value while at least one Insured is alive.

Surrender Charge - This charge is assessed against the Accumulation Value of the Policy if the Policy is Surrendered on or before the 14th Policy Anniversary Date or, in the case of an increase in the Specified Amount, on or before the 14th anniversary of the increase.

Valuation Date - Any day on which the New York Stock Exchange is open for trading.

Valuation Period - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

                                     SUMMARY

The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.

                                Diagram of Policy
--------------------------------------------------------------------------------
                                PREMIUM PAYMENTS
--------------------------------------------------------------------------------
                       You can vary amount and frequency.
--------------------------------------------------------------------------------
                            DEDUCTIONS FROM PREMIUMS
--------------------------------------------------------------------------------
      Percent of Premium Charge for Taxes - currently 2.25% (maximum 3.0%)
--------------------------------------------------------------------------------
                                   NET PREMIUM
The net premium may be invested in the Fixed Account or in the Separate Account which offers 25 different Subaccounts. The Subaccounts invest in the corresponding portfolios of The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck Worldwide Insurance Trust Funds (collectively, the "Funds").
--------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS
--------------------------------------------------------------------------------
Monthly charge for Cost of Insurance and cost of any riders. The charge varies by the Policy duration and the Issue Age, gender, and risk class of the Insured. (See the Policy Schedule for rates.)

Monthly charge for administrative expenses of the Policy (maximum charge $16.00/month plus a charge per month per $1000 of Specified Amount that varies by the younger Insured's Issue Age).

                 Current Monthly Charge                  Plus      Current Monthly Charge
                 For Specified Amounts:                            By Issue Age (/1000/month):
                 Up to    $1,000,000 up    $5,000,000
Policy Year:  $1,000,000  to $5,000,000     or more                20 - 44    45 - 64    65 +
------------  ----------  -------------     -------                -------    -------    ----
1 - 5           $16.00       $8.00           $0.00                  $.10       $.08      $.05
6 +             $ 8.00       $4.00           $0.00                  $.00       $.00      $.00
Maximum
Monthly Charge: $16.00      $16.00          $16.00       Plus       $.10       $.08      $.05

Daily charge from the Subaccounts (not deducted from the Fixed Account):
                                                    Policy Years 1-15    Policy Years 16+
                                                    -----------------    ----------------
Mortality and Expense Risk Charge                         0.75%               0.30%
Asset-Based Administrative Expense Charge                 0.15%               0.15%
                                                          -----               -----
Combined annual rate of Subaccount daily charges          0.90%               0.45%

Fund expense charges, which ranged from 0.30% to 1.61% at the most recent fiscal year end, are also deducted.
--------------------------------------------------------------------------------
                                 LIVING BENEFITS
You may make partial withdrawals, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. Partial withdrawals are subject to a maximum charge of the lesser of $50 (currently $25) or 2% of the amount withdrawn. ANLIC guarantees up to 15 free transfers between the Investment Options each Policy Year. After that, a $10 charge may be made for each transfer. Under current practice, unlimited free transfers are permitted.

You may Surrender the Policy at any time for its Net Cash Surrender Value. Some expenses that ANLIC incurs immediately upon the issuance of the Policy are recovered over a period of years. Therefore, a Policy Surrender on or before the 14th anniversary date will be assessed a Surrender Charge. The charge decreases each year until no Surrender Charge is applied after the 14th Policy Year. Increases in coverage after issue will also have a Surrender Charge associated with them.

Accelerated payment of up to 50% of the lowest scheduled Death Benefit is available under certain conditions if the surviving Insured is suffering from terminal illness.

                                RETIREMENT INCOME
Loans may be available on a more favorable interest rate basis after the tenth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become taxable distributions.

You may Surrender the Policy or make a partial withdrawal and take values as payments under one or more of five different payment options.

                                 DEATH BENEFITS
Generally, Death Benefit income is income tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the five payment methods available as retirement benefits.

Summary
     The following summary is intended to highlight the most important features of a Regent 2000 Policy that you, as a prospective Policy Owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. As you review this Summary, take note that each capitalized term is defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Regent 2000 Policy, which is available upon request from ANLIC.

Who is the issuer of a Regent 2000 Policy?
ANLIC is the issuer of each Executive Select Policy. ANLIC enjoys a rating of A (Excellent) from A.M. Best Company, a firm that analyzes insurance carriers. A stock life insurance company, ANLIC is a wholly owned subsidiary of Acacia Life Insurance Company which is, in turn, a second tier subsidiary of Ameritas Acacia Mutual Holding Company. (See the section on Acacia National Life Insurance Company.)

Why should I consider purchasing a Regent 2000 Policy?
     The primary purpose of a Regent 2000 Policy is to provide life insurance protection on the two Insureds named in the Policy. This means that, so long as the Policy is in force, it will provide for:
     - Payment of a Death Benefit, which will never be less than the Specified Amount the Policy Owner selects. (See the section on Death Benefit Options.)
     - Policy loan, Surrender and withdrawal features. (See the section on Policy Rights.)

     A Regent 2000 Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of a Regent 2000 Policy will reflect your investment choices over the life of the Policy.

What are the charges associated with ownership of a Regent 2000 Policy?
     Certain states impose premium and other taxes in connection with insurance policies such as Regent 2000. ANLIC may deduct up to 3% of each premium as a Percent of Premium Charge for Taxes. Currently, 2.25% is deducted for this purpose.

     Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate ANLIC for administering each individual Regent 2000 Policy. These charges, which are part of the Monthly Deduction, are calculated and paid on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insureds as reflected in relevant actuarial tables. The Administrative Expense Charges are based on your Specified Amount and the Policy duration. Currently, the level per Policy charge for Specified Amounts between $100,000 and $999,999 is $16 per month in Policy Years 1-5 and $8 per month thereafter; for Specified Amounts between $1,000,000 and $4,999,999, the charge is currently $8 per month in Policy Years 1-5 and $4 per month thereafter; and there is currently no charge for Specified Amounts $5,000,000 or greater. In addition, for all Specified Amounts there currently is a charge per month per $1000 of Specified Amount, as follows: for Issue Ages 20-44, the rate is $0.10, for Issue Ages 45-64, the rate is $0.08, and for Issue Ages 65 and over, the rate is $0.05. At the current time we anticipate the charge per $1000 of Specified Amount will reduce to $0 in year
6. The Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $16 per month plus $0.10 per month per $1000 of Specified Amount.

     For its services in administering the Separate Account and Subaccounts and as compensation for bearing certain mortality and expense risks, ANLIC is also entitled to receive fees. These fees are calculated daily during the first 15 years of each Regent 2000 Policy, at a combined annual rate of 0.90% of the value of the net assets of the Separate Account. After the 15th Policy Anniversary Date, the combined annual rate will decrease to 0.45% of the daily net assets of the Separate Account. These charges will not be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Separate Account.)

     Also, because ANLIC incurs expenses immediately upon the issuance of a Regent 2000 Policy that are recovered over a period of years, a Regent 2000 Policy that is Surrendered on or before its 14th Policy Anniversary Date is subject to a Surrender Charge. Additional Surrender Charges may apply if you increase the Specified Amount of your Regent 2000 Policy. Because the Surrender Charge may be significant upon early Surrender, you should purchase a Regent 2000 Policy only if you intend to maintain your Regent 2000 Policy for a substantial period. (See the section on Surrender Charge.)

         Fund Expense Summary - In addition to the charges against the Variable Account described just above, management fees and expenses will be assessed by the Fund managers against the amounts invested in the various Portfolios. No Portfolio fees will be assessed against amounts placed in the Fixed Account.

         The following chart shows the expenses charged in the year 2001 by each Sub-Account underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Sub-Account. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.

--------------------------------------------------------------------------------------------------------------------
                                                                              Total                    Total
    Subaccount's underlying                Management  12b-1       Other      Fund   Waivers and   after waivers and
    Portfolio Name                            Fees     Fees        Fees       Fees   Reductions   reductions, if any
--------------------------------------------------------------------------------------------------------------------
ALGER
o        Alger American Growth                0.75%       -       0.06%      0.81%        -            0.81%
o        Alger American MidCap Growth         0.80%       -       0.08%      0.88%        -            0.88%
o        Alger American Small Capitalization  0.85%       -       0.07%      0.92%        -            0.92%
CALVERT PORTFOLIOS(1)
o        CVS Social Balanced                  0.70%       -       0.18%      0.88%        -            0.88%
o        CVS Social International Equity      1.10%       -       0.51%      1.61%        -            1.61%
o        CVS Social Mid Cap Growth            0.90%       -       0.23%      1.13%        -            1.13%
o        CVS Social Money Market              0.50%       -       0.19%(2)   0.69%        -            0.69%
o        CVS Social Small Cap Growth          1.00%       -       0.39%      1.39%        -            1.39%
SCUDDER(3)
o        VIT Equity 500 Index                 0.20%       -       0.11%      0.31%      0.01%          0.30%
o        VIT Small Cap Index                  0.35%       -       0.28%      0.63%      0.18%          0.45%
o        VIT EAFE(R)Equity Index              0.45%       -       0.36%      0.81%      0.16%          0.65%
FIDELITY (Service Class 2)
o        VIP Contrafund(R)                    0.58%    0.25%      0.11%      0.94%        -            0.94%(4)
o        VIP Equity-Income                    0.48%    0.25%      0.11%      0.84%        -            0.84%(4)
o        VIP High Income                      0.58%    0.25%      0.15%      0.98%        -            0.98%
NEUBERGER BERMAN
o        AMT Growth                           0.84%       -       0.05%      0.89%        -            0.89%
o        AMT Limited Maturity Bond            0.65%       -       0.08%      0.73%        -            0.73%
o        AMT Partners                         0.82%       -       0.05%      0.87%        -            0.87%
OPPENHEIMERFUNDS
o        Aggressive Growth /VA                0.64%       -       0.04%      0.68%        -            0.84%
o        Capital Appreciation /VA             0.64%       -       0.04%      0.68%        -            0.68%
o        High Income /VA                      0.74%       -       0.05%      0.79%        -            0.79%
o        Main Street Growth & Income /VA      0.68%       -       0.05%      0.73%        -            0.73%
o        Strategic Bond /VA                   0.74%       -       0.05%      0.79%        -            0.79%(5)
TEMPLETON (Class 2)
o        Global Asset Allocation              0.61%    0.25%(6)   0.20%      1.06%        -            1.06%
o        Foreign Securities                   0.69%    0.25%(6)   0.22%      1.16%      0.01%          1.15%(7)
VAN ECK
o        Worldwide Hard Assets                1.00%       -       0.18%      1.18%        -            1.18%(8)

(1) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be as follows:

                  CVS Social Balanced                        0.87%
                  CVS Social International Equity            1.54%
                  CVS Social Mid Cap Growth                  1.10%
                  CVS Social Money Market                    0.63%
                  CVS Social Small Cap Growth                1.22%

(2)  Expenses have been restated for the upcoming fiscal year.

(3) The investment advisor receives a fee for its services that is a percentage of each fund's average daily net assets. The investment advisor has agreed to waive and/or reimburse operating expenses, including its fees, that exceed certain percentages of the funds' aggregate average daily net assets. Any differences in amounts are due to rounding.

(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the fund prospectus for details.

(5) Oppenheimer Funds, Inc. will reduce the management fee by 0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. The waiver is voluntary and may be terminated by the Manager at any time.

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(7) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.16%.

(8) Excluding interest expense, the total with expense cap/reimbursement is 1.15%.

     Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

     ANLIC may receive administrative fees from the investment advisers of certain Funds. ANLIC currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. ANLIC may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of ANLIC changes.

How does the investment component of my Regent 2000 Policy work?
     ANLIC has established the Separate Account, which is separate from all other assets of ANLIC, as a vehicle to receive and invest premiums received from Regent 2000 Policy Owners and owners of certain other variable universal life products offered by ANLIC. The Separate Account is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through Regent 2000. Each Policy Owner may allocate Net Premiums to one or more Subaccounts, or to ANLIC's Fixed Account in the initial application. These allocations may be changed, without charge, by notifying ANLIC's Home Office. The aggregate value of your interests in the Subaccounts, the Fixed Account and any amount held in the General Account to secure Policy debt will represent the Accumulation Value of your Regent 2000 Policy. (See the Section on Accumulation Value.)

What investment options are available through the Regent 2000 Policy?
     The Investment Options available through Regent 2000 include 25 investment portfolios, each of which is a separate series of a mutual fund from: The Alger American Fund ("Alger American"); Calvert Variable Series, Inc. ("Calvert Social"); Deutsche Asset Management VIT Funds ("Deutsche VIT"); Fidelity Variable Insurance Products Funds ("Fidelity Portfolios"); Franklin Templeton Variable Insurance Products Trust ("Templeton"); Neuberger Berman Advisers Management Trust ("AMT"); Oppenheimer Variable Account Funds ("Oppenheimer Funds"); and Van Eck Worldwide Insurance Trust ("Van Eck"). These portfolios are listed in the Fund Expense Summary above.

     Details about the investment objectives and policies of each of the available investment portfolios, and management fees and expenses, appear in the sections on Investment Objectives and Policies of the Funds' Portfolios and Fund Expense Summary. In addition to the listed portfolios, Policy Owners may also elect to allocate Net Premiums to ANLIC's Fixed Account. (See the section on the Fixed Account.)

How does the life insurance component of a Regent 2000 Policy work?
     A Regent 2000 Policy provides for the payment of a minimum Death Benefit upon the Second Death. There is no benefit payable on the death of the first Insured. You choose the amount of the minimum death benefit -- sometimes referred to as the Specified Amount of your Regent 2000 Policy -- at the time your Regent 2000 Policy is established. However, Death Benefit Proceeds -- the actual amount that will be paid after ANLIC receives Satisfactory Proof of Death -- may vary over the life of your Regent 2000 Policy, depending on which of the two available coverage options you select.

     If you choose Option A, the Death Benefit payable under your Regent 2000 Policy will be the Specified Amount of your Regent 2000 Policy or the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, the Death Benefit payable under your Regent 2000 Policy will be the Specified Amount of your Regent 2000 Policy plus the Accumulation Value of your Regent 2000 Policy, or if it is higher, the applicable percentage of the Accumulation Value on the Second Death. In either case, the applicable percentage is established based on the Attained Age at the Second Death. (See the section on Death Benefit Options.)

Are there any risks involved in owning a Regent 2000 Policy?
     Yes. Over the life of your Regent 2000 Policy, the Subaccounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your Regent 2000 Policy and may result in loss of principal. For this reason, the purchase of a Regent 2000 Policy may not be suitable for all individuals. It may not be advantageous to purchase a Regent 2000 Policy to replace or augment your existing insurance arrangements.

What is the premium that must be paid to keep a Regent 2000 Policy in force?
     Like traditional life insurance policies, a Regent 2000 Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before your Regent 2000 Policy becomes effective.

     The distinction between traditional life policies and a Regent 2000 Policy is that a Regent 2000 Policy will not lapse simply because premium payments are not made according to that payment schedule. However, a Regent 2000 Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your Regent 2000 Policy falls below zero or premiums paid do not, in the aggregate, equal the premium necessary to satisfy the Minimum Benefit or the Guaranteed Death Benefit requirements. (See the section on Premiums.)

How are premiums paid, processed and credited to me?
     Your Regent 2000 Policy will be issued after a completed application is accepted, and the initial premium payment is received, by ANLIC at its Service Office. ANLIC's Service Office is located at 5900 "O" Street, P.O. Box 82550, Lincoln, NE 68501. Your initial Net Premium will be allocated on the Issue Date to the Subaccount and/or the Fixed Account according to the selections you made in your application. If state or other applicable law or regulation requires return of at least your premium payments should you return the Policy pursuant to the Free-Look Privilege, your initial Net Premium will be allocated to the Money Market Subaccount. Thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in your application. You have the right to examine your Regent 2000 Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

     You may make subsequent premium payments according to your Planned Periodic Premium schedule, although you are not required to do so. ANLIC will send premium payment notices to you according to any schedule you select. When ANLIC receives your premium payment at its Service Office, we will deduct any applicable Percent of Premium Charge for Taxes and the Net Premium will be allocated to the Subaccounts and/or the Fixed Account according to your selections. ( See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

     As already noted, Regent 2000 provides you considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the amount of the Minimum Premium, Guaranteed Death Benefit Premium and/or Net Policy Funding requirement needed to keep your Regent

2000 Policy in force; maximum premium limitations established under the Federal tax laws; and the impact that reduced premium payments may have on the Net Cash Surrender Value of your Regent 2000 Policy. (See the Section on Premiums.)

Is the Accumulation Value of my Regent 2000 Policy available without Surrender?
     Yes. You may access the value of your Regent 2000 Policy in one of two ways. First, you may obtain a loan, secured by the Accumulation Value of your Regent 2000 Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your Regent 2000 Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

     You may also access the value of your Regent 2000 Policy by making a partial withdrawal. A partial withdrawal is not subject to Surrender Charges, but is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)

     Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account. (See the Summary section for the Fund Expense Summary.)

When does my Regent 2000 Policy Terminate?
     You may terminate your Regent 2000 Policy by surrendering the Policy while at least one Insured is alive for its Net Cash Surrender Value. As noted above, your Regent 2000 Policy will terminate if you fail to pay required premiums or maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrender and Premiums.)

                    ANLIC, THE SEPARATE ACCOUNT AND THE FUNDS

Acacia National Life Insurance Company
      Acacia National Life Insurance Company issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the District of Columbia. We are an indirect majority-owned subsidiary of Ameritas Acacia Mutual Holding Company ("Ameritas Acacia"), the ultimate parent company of Acacia Life Insurance Company, a District of Columbia domiciled company chartered by an Act of the United States Congress in 1869, and Ameritas Life Insurance Corp., Nebraska's first insurance company - in business since 1887. Ameritas Acacia and its subsidiaries had total "GAAP" (accounting principles generally accepted in the United States of America) assets at December 31, 2001 of over $7.2 billion. Our home office address is 7315 Wisconsin Avenue, Bethesda, Maryland 20814. Our service office address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See page 1 of this prospectus for information on how to contact us.)

      Our business is issuing life insurance and annuities throughout the United States (except Alaska, Maine, New Hampshire and New York), with an emphasis on products with variable investment options in underlying portfolios. The Ameritas Acacia companies are a diversified family of financial services businesses offering products and services including: individual life insurance, annuities, financial planning, group dental and vision insurance, mutual funds and other investments, banking, retirement plans, 401(k) plans and public financing.

The Separate Account
     Acacia National Variable Life Insurance Separate Account I ("Separate Account") was established under Virginia law on January 31, 1995, and currently operates under District of Columbia law (where we are domiciled). The assets of the Separate Account are held by ANLIC segregated from all of ANLIC's other assets, are not chargeable with liabilities arising out of any other business which ANLIC may conduct, and income, gains, or losses of ANLIC. Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of ANLIC's other business, all obligations arising under the Policies are liabilities of ANLIC who will maintain assets in the Separate Account of a total market value at least equal to the reserve and other contract liabilities of the Separate Account. The Separate Account will at all times contain assets equal to or greater than Accumulation Values invested in the Separate Account. Nevertheless, to the extent assets in the Separate Account exceed ANLIC's liabilities in the Separate Account, the assets are available to cover the liabilities of ANLIC's General Account. ANLIC may, from time to time, withdraw assets available to cover the General Account obligations.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a Division of ANLIC.

Performance Information
     Performance information for the Subaccounts of the Separate Account and the Funds available for investment by the Separate Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. ANLIC may also provide a hypothetical illustration of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Policy based on assumptions as to age, sex, and risk class of each Insured, and other Policy specific assumptions.

     ANLIC may also provide individualized hypothetical illustrations of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and the Separate Account charges, including the Monthly Deduction, Percent of Premium Charge for Taxes, and the Surrender Charge. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

The Funds
     There are currently 25 Subaccounts within the Separate Account available to Policy Owners for new allocations. The assets of each Subaccount are invested in shares of a corresponding portfolio of one of the following mutual funds (collectively, the "Funds"): The Alger American Fund; Calvert Variable Series, Inc.; Deutsche Asset Management VIT Funds; Fidelity Variable Insurance Products Funds; Franklin Templeton Variable Insurance Products Trust; Neuberger Berman Advisers Management Trust; Oppenheimer Variable Account Funds; and Van Eck Worldwide Insurance Trust. Each Fund is registered with the SEC under the Investment Company Act of 1940 as an open-end management investment company.

     The assets of each portfolio of the Funds are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

     The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this Prospectus. All underlying fund information, including Fund prospectuses, has been provided to ANLIC by the underlying Funds. ANLIC has not independently verified this information.

     The investments in the Funds may be managed by Fund managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Funds. You should be aware that the Funds are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

     Each Policy Owner should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Funds' various portfolios.

     The Separate Account will purchase and redeem shares from the Portfolios at the net asset value. Shares will be redeemed to the extent necessary for ANLIC to collect charges, pay the Surrender Values, partial withdrawals, and make policy loans or to transfer assets among Investment Options as you requested. Any dividend or capital gain distribution received is automatically reinvested in the corresponding Subaccount.

     Since each of the Funds is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies and variable annuity contracts, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate account(s) from the Funds, to resolve the matter. The risks of such mixed and shared funding are described further in the prospectuses of the Funds.

 Investment Strategies and Objectives of the Funds

     The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

     This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.

-------------------------------------- ---------------------------------------- --------------------------------------
           Separate Account
              Portfolio                           Investment Strategy                      Investment Objective
-------------------------------------- -------------------------------------------------------------------------------
               ALGER                                     Offered through The Alger American Fund
                                                          Advised by Fred Alger Management, Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
Alger American Growth                  Common stock of companies with
                                       growth potential and fixed-income        Current Income and long-term capital
                                       securities.                              growth
-------------------------------------- ---------------------------------------- --------------------------------------
Alger American MidCap Growth           Common stocks of midsize U.S.
                                       companies with promising growth          Long-term capital growth.
                                       potential.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Common stocks of small, fast-growing
                                       U.S. companies that offer innovative
Alger American Small Capitalization    products, services or technologies       Long-term capital growth.
                                       to a rapidly expanding marketplace.
-------------------------------------- -------------------------------------------------------------------------------
                                             Offered through Calvert Variable Series, Inc. Calvert Portfolios
         CALVERT PORTFOLIOS                            Advised by Calvert Asset Management Company
                                                           (Both are Ameritas Acacia Companies)
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Balanced                    Mostly large-cap growth oriented
                                       common stock of U.S. companies, with
                                       some bonds and money market              Income and capital growth through
                                       instruments.                             social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------

CVS Social International Equity        Common stocks of mid to large cap        High total return through social
                                       companies.                               criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Mid Cap Growth              Common stocks of mid size companies.     Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------
CVS Social Money Market                High quality money market securities.    Current Income through social
                                                                                criteria screened investments.
-------------------------------------- ---------------------------------------- --------------------------------------

CVS Social Small Cap Growth            Common stocks of small cap companies.    Long-term capital growth through
                                                                                social criteria screened investments.
-------------------------------------- -------------------------------------------------------------------------------
               SCUDDER                             Offered through Deutsche Asset Management VIT Funds
                                                        Advised by Deutsche Asset Management, Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                                                                of the S&P 500 Index, which
VIT Equity 500 Index                   Common stocks of companies that          emphasizes stocks of large U.S.
                                       comprise the S&P 500 Index.              companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                       Statistically selected sample of the     of the Russell 2000 Small Stock
VIT Small Cap Index                    securities found in the Russell 2000     Index which emphasizes stocks of
                                       Index.                                   small U.S. companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                                                                Match, before expenses, performance
                                                                                of the Morgan Stanley Capital
                                       Stocks and other securities              International EAFE(R)Index, which
VIT EAFE(R)Equity Index                representative of the EAFE(R)Index as    emphasizes stocks of companies in
                                       a whole.                                 major markets in Europe, Australia
                                                                                and the Far East.
-------------------------------------- -------------------------------------------------------------------------------
     FIDELITY (Service Class 2)                Offered through Variable Insurance Products: Service Class 2
                                                   Advised by Fidelity Management and Research Company
-------------------------------------- -------------------------------------------------------------------------------
VIP Contrafund                         Common stocks of companies whose
                                       value is not fully recognized.           Long-term capital growth.
-------------------------------------- ---------------------------------------- --------------------------------------
VIP Equity-Income                      Income producing equity securities.      Reasonable income.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yielding fixed-income
VIP High Income                        securities, while also considering
                                       growth of capital.                       High level of current income.
-------------------------------------- -------------------------------------------------------------------------------
          NEUBERGER BERMAN                     Offered through Neuberger Berman Advisers Management Trust.
                                                       Advised by Neuberger Berman Management Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT Growth                             Common stocks, often of companies        Long-term capital growth.
                                       that may be temporarily out of favor
                                       in the market.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT Limited Maturity Bond              Fixed and variable rate debt             Current income; secondarily, total
                                       securities.                              return.
-------------------------------------- ---------------------------------------- --------------------------------------
AMT Partners                           Common stocks of mid- to large-cap       Capital growth.
                                       companies.
-------------------------------------- ---------------------------------------- --------------------------------------

-------------------------------------- -------------------------------------------------------------------------------
          OPPENHEIMER FUNDS                         Offered through Oppenheimer Variable Account Funds
                                                            Advised by Oppenheimer Funds, Inc.
-------------------------------------- ---------------------------------------- --------------------------------------
Aggressive Growth /VA                  Common stocks of "growth-type"           Capital appreciation.
                                       companies.
-------------------------------------- ---------------------------------------- --------------------------------------
Capital Appreciation /VA               Common stocks of well-known              Capital appreciation.
                                       established companies.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       High yield fixed-income securities,
                                       including foreign government and
High Income /VA                        corporate debt securities, U.S.          Current Income.
                                       government securities, and "junk
                                       bonds."
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Equity and debt securities,
Main Street Growth & Income /VA        including small to medium capital        Capital appreciation and current
                                       issuers.                                 income.
-------------------------------------- ---------------------------------------- --------------------------------------
Strategic Bond /VA                     Diversified portfolio of high yield      Current Income.
                                       fixed-income securities, including
                                       foreign government and corporate
                                       debt securities, U.S. government
                                       securities, and "junk bonds."
-------------------------------------- -------------------------------------------------------------------------------
         TEMPLETON (Class 2)               Offered through Franklin Templeton Variable Insurance Products Trust
                                                       Advised by Templeton Investment Counsel, LLC
-------------------------------------- -------------------------------------------------------------------------------
Global Asset Allocation                Equity securities of companies in
                                       any country, debt securities of
                                       companies and governments of any
                                       country, and in money market
                                       instruments.                             High total return.
-------------------------------------- ---------------------------------------- --------------------------------------
                                       Primarily equity securities of
Foreign Securities                     companies located outside the U.S.,
                                       including those in emerging markets.     Long-term capital growth.
-------------------------------------- -------------------------------------------------------------------------------
               VAN ECK                              Offered through Van Eck Worldwide Insurance Trust.
                                                              Advised by Van Eck Associates.
-------------------------------------- -------------------------------------------------------------------------------
Worldwide Hard Assets                  Investing globally, primarily in         Long-term capital appreciation.
                                       securities of companies that derive most
                                       of revenue or profit from exploration,
                                       development, production or distribution
                                       of precious metals, natural resources,
                                       real estate or commodities.

-------------------------------------- ---------------------------------------- --------------------------------------

Addition, Deletion or Substitution of Investments
     ANLIC reserves the right, subject to applicable law, to add, delete, combine or substitute investments in the Separate Account if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. ANLIC may operate the Separate Account as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other ANLIC separate accounts. ANLIC may also transfer the assets of the Separate Account to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

     If any changes are made, ANLIC may, by appropriate endorsement, change the policy to reflect the changes. In addition, ANLIC may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account. ANLIC will determine the basis for making any new Subaccounts available to existing Policy Owners.

     You will be notified of any material change in the investment policy of any Fund in which you have an interest.

Fixed Account
     You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between the Separate Account and the Fixed Account. (See the section on Transfers.)

     Payments allocated to the Fixed Account and transferred from the Separate Account to the Fixed Account are placed in ANLIC's General Account. The General Account includes all of ANLIC's assets, except those assets segregated in ANLIC's separate accounts. ANLIC has the sole discretion to invest the assets of the General Account, subject to applicable law. ANLIC bears an investment risk for all amounts allocated or transferred to the Fixed Account, plus interest credited thereto, less any deduction for charges and expenses. The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period. Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

     ANLIC guarantees that it will credit interest at a declared rate of at least 3.5%. ANLIC may, at its discretion, set a higher declared rate(s). Each month ANLIC will establish the declared rate for the Policies with a Policy Date or Policy Anniversary Date in that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. ANLIC reserves the right to change the declaration practice, and the period for which a declared rate will apply.

                                 POLICY BENEFITS

     The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from ANLIC.

Purposes of the Policy
     The Policy is designed to provide the Policy Owner with both lifetime insurance protection and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

     You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. An increase in the Specified Amount will increase both the Minimum Premium and the Guaranteed Death Benefit Premium required. If the Specified Amount is decreased, however, the Minimum Premium and Guaranteed Death Benefit Premium will not decrease. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

     The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of the Separate Account. Thus the Policy Owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the investment experience of the Separate Account. If the Minimum Premium or Guaranteed Death Benefit Premium is satisfied by Net Policy Funding, ANLIC will keep the Policy in force during the appropriate period and provide a Death Benefit. In certain instances, this Net Policy Funding will not, after the payment of Monthly Deductions, generate positive Net Cash Surrender Values.

Death Benefit Proceeds
     As long as the Policy remains in force, ANLIC will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Second Death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Second Death occurs. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.) There is no benefit payable on the death of the first Insured.

     Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policy Owner, or to your estate.

Death Benefit Options
     The Policy provides two Death Benefit options. The Policy Owner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The minimum initial Specified Amount is $100,000. The Net Amount at Risk for Option A will generally be less than the Net Amount at Risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

OPTION A.

        GRAPHIC OMITTED           GRAPHIC OMITTED           GRAPHIC OMITTED

              Death Benefit Option A. Pays a Death Benefit equal to the Specified Amount or the Accumulation Value multiplied by the Death Benefit percentage (as illustrated at Point A) whichever is greater.

     Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value at the Second Death. The applicable percentage is 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and at Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

     OPTION B.

       GRAPHIC OMITTED         GRAPHIC OMITTED        GRAPHIC OMITTED

              Death Benefit Option B. Pays a Death Benefit equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.

     Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value at the Second Death. The applicable percentage is the same as under Option A: 250% for Attained Ages 40 or younger on the Policy Anniversary Date prior to the Second Death. For Attained Ages over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount.). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

     Change In Death Benefit Option. The Death Benefit option may be changed once per year after the first Policy Year by sending ANLIC a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by ANLIC. A change may have federal tax consequences.

     If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

     No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the Net Amount at Risk. Changing from Option B to Option A generally will decrease the Net Amount at Risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance rate will increase with the ages of the Insureds, even though the Net Amount at Risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

     Change In Specified Amount. Subject to certain limitations, after the first Policy Year, a Policy Owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount affects the Net Amount at Risk, which affects the Cost of Insurance and may have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

     Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by ANLIC. The Specified Amount of a Policy may be changed only once per year and ANLIC may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000. In addition, if a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.)

     Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. ANLIC may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $50,000, and an increase cannot be made if either Insured was over age 85 on the previous Policy Anniversary Date. An increase in the Specified Amount will also increase Surrender Charges. An increase in the Specified Amount during the time either the Minimum Benefit or the Guaranteed Death Benefit provision is in effect will increase the respective premium requirements. (See the section on Charges and Deductions.)

Methods of Affecting Insurance Protection
     You may increase or decrease the pure insurance protection provided by a Policy - the difference between the Death Benefit and the Accumulation Value - in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

Duration of the Policy
     The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction or if the Minimum Benefit or Guaranteed Death Benefit provision is in effect. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy Owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

Accumulation Value
     The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. A Policy Owner may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

     Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:

     (1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus
     (2)  The value of allocations to the Fixed Account; plus
     (3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus
     (4)  Any Net Premiums received on that Valuation Date; less
     (5)  Any partial  withdrawal,  and its charge, made on that Valuation Date;
          less
     (6)  Any Monthly Deduction to be made on that Valuation Date; less
     (7)  Any federal or state income  taxes  charged  against the  Accumulation
          Value.

     In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

     The Unit Value. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:
     (1) Multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number of shares held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus
     (2) A charge for mortality and expense risk at an annual rate of 0.75% in Policy Years 1-15, decreasing to 0.30% thereafter; minus
     (3) A charge for administrative service expenses at an annual rate of 0.15%; and
     (4) Dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that Valuation Date.
(See the section on Daily Charges Against the Separate Account.)

     Valuation Date and Valuation Period. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The Net Asset Value for each Fund Portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

Payment of Policy Benefits
     Death Benefit Proceeds under the Policy will usually be paid within seven days after ANLIC receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Policy Owner may decide the form in which Death Benefit Proceeds will be paid. While at least one Insured is alive, the Policy Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, ANLIC will pay Death Benefit Proceeds or Accumulation Value Benefits in a lump sum. When Death Benefit Proceeds are payable in a lump sum and no election for an optional method of payment is in force at the Second Death the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed.

     Payment Options. The minimum amount of each payment is $100. If a payment would be less than $100, ANLIC has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to ANLIC's General Account. ANLIC may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:

          Interest Payment Option. ANLIC will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by ANLIC.

          Fixed Amount Payable Option. Each payment will be for an agreed fixed amount. Payments continue until the amount ANLIC holds runs out.

          Fixed Period Payment Option. Equal payments will be made for any period selected up to 20 years.

          Lifetime Payment Option. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.

          Joint Lifetime Payment Option. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.

     As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by ANLIC. Further, one of ANLIC's affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy Owner, using the rules set out above.

                                  POLICY RIGHTS

Loan Benefits
     Loan Privileges. The Policy Owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while at least one Insured is living. Policy Owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on Policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters).

     Loan Interest. ANLIC charges interest to Policy Owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy Owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is (1) the

Accumulation Value, minus (2) total premiums paid minus any partial withdrawals previously taken, and minus (3) the portion of any Outstanding Policy Debt held at a reduced loan rate. However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policy Owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

     Effect of Policy Loans. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, ANLIC will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid. Policy loans will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

     Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy Anniversary in the same proportion that Net Premiums are being allocated to those Investment Options at the time. Upon repayment of loan amounts, the portion of the repayment allocated in accordance with the repayment of loan provision (see below) will be transferred to increase the Accumulation Value in that Investment Option.

     Outstanding Policy Debt. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Surrender Charge and any Accrued Expense Charges, the Policy Owner must pay the excess. ANLIC will send a notice of the amount which must be paid. If you do not make the required payment within the 61 days after ANLIC sends the notice, the Policy will terminate without value ("lapse".) Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a reduction in the market value of investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

     Repayment of Loan. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy Owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

Surrenders
     At any time while at least one Insured is alive, the Policy Owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to ANLIC. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received at ANLIC's Home Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) Surrenders may have tax consequences. Surrenders may be subject to Surrender Charges. (See the section on Surrender Charge.) Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

     If the Policy is being Surrendered in its entirety, the Policy itself must be returned to ANLIC along with the request. ANLIC will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy Owner may elect to have the amount paid in a lump sum or under a payment option. (See the section on Payment Options.)

Partial Withdrawals
     Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. The Net Cash Surrender Value after a partial withdrawal must be the greater of $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.

     The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.

     The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. (See the sections on Monthly Deduction - Cost of Insurance and Death Benefit Options - Methods of Affecting Insurance Protection.) If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

     A fee which does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.) Partial withdrawals will also affect Net Policy Funding for determining whether the Minimum Benefit and Guaranteed Death Benefit provisions are met.

Transfers
     Accumulation Value may be transferred among the Subaccounts of the Separate Account and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date. The transfers may be ordered in person, by mail, by telephone or through our website. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for additional transfers. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. (See the section on Transfer Charge.) Additional restrictions on transfers may be imposed at the Fund level. Specifically, Fund managers may have the right to refuse sales, or suspend or terminate the offering of portfolio shares, if they determine that such action is necessary in the best interests of the portfolio's shareholders. If a Fund manager refuses a transfer for any reason, the transfer will not be allowed. ANLIC will not be able to process the transfer if the Fund manager refuses. Transfers resulting from Policy loans will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. ANLIC may at any time revoke or modify the transfer privilege, including the minimum amount transferable.

     Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. We may limit the transfer period to the 30 days following the Policy Anniversary Date, as noted below. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy Owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.

     The privilege to initiate transactions by telephone or through our website will be made available to Policy Owners automatically. The registered representative designated on the application will have the authority to initiate telephone transfers. Policy Owners who do not wish to authorize ANLIC to accept telephone transactions from their registered representative must so specify on the application. ANLIC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, ANLIC may be liable for any losses due to unauthorized or fraudulent instructions. The procedures ANLIC follows for transactions initiated by telephone include, but are not limited to, requiring the Policy Owner to provide the Policy number at the time of giving transfer instructions; ANLIC's tape recording of all telephone transfer instructions; and ANLIC providing written confirmation of telephone transactions.

     Procedures for making transfers through our website can be accessed at the Internet address stated in the Acacia National Life Insurance Company section of this prospectus.

Systematic Programs
     ANLIC may offer systematic programs as discussed below. These programs will be subject to administrative guidelines ANLIC may establish from time to time. Transfers of Accumulation Value made pursuant to these programs will be counted in determining whether any transfer fee may apply. Lower minimum amounts may be allowed to transfer as part of a systematic program. No other separate fee is assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

     You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. ANLIC reserves the right to modify, suspend or terminate such programs at any time. Use of systematic programs may be advantageous, and does not guarantee success.

         Portfolio Rebalancing. Under the Portfolio Rebalancing program, you can instruct ANLIC to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis according to your specified allocation instructions.

         Dollar Cost Averaging. Under the Dollar Cost Averaging program, you can instruct ANLIC to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

         Earnings Sweep. This program permits systematic redistribution of earnings among Investment Options.

Free-Look Privilege
     You may cancel the Policy within 10 days after you receive it, within 10 days after ANLIC delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the net premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to ANLIC at its Service Office. A refund of premiums paid by check may be delayed until the check has cleared your bank. (See the section on Postponement of Payments.)

                       PAYMENT AND ALLOCATION OF PREMIUMS

Issuance of a Policy
     Individuals wishing to purchase a Policy must complete an application and submit it to ANLIC's Service Office (5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska 68501). A Policy will generally be issued only to individuals between the ages of 20 and 90 at the time of purchase, although at least one of the individuals must be no older than 85, and both of who supply satisfactory evidence of insurability to ANLIC. Acceptance is subject to ANLIC's underwriting rules, and ANLIC reserves the right to reject an application for any reason.

     The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

     When all required premiums and application amendments have been received by ANLIC in its Service Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received and available to ANLIC, and the application amendments are received and reviewed in ANLIC's Service Office. Your initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account according to the selections you made in your application. When state or other applicable law or regulation requires return of at least your premium payments if you return the Policy under the free-look privilege, your initial Net Premium will be allocated to the Money Market Subaccount. Then, thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in your application.

     Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if a lower Issue Age for either Insured results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.

     Interim conditional insurance coverage may be issued prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The amount of the interim coverage is limited to the smaller of (1) the amount of insurance applied for, or (2) $250,000. Premium will not be accepted with applications for coverage in amounts of $1,000,000 or more.

Premiums
     No insurance will take effect before the initial premium payment is received by ANLIC in federal funds. The initial premium payment must be at least equal to the monthly Minimum Premium times one more than the number of months between the Policy Date and the Issue Date. Subsequent premiums are payable at ANLIC's Service Office. A Policy Owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charge for Taxes, the Policy may have a zero Net Cash Surrender Value and lapse. Net Policy Funding, if adequate, may satisfy Minimum Premium and/or Guaranteed Death Benefit Premium requirements. (See the section on Policy Benefits, Purposes of the Policy.)

     Planned Periodic Premiums. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You may want to consider setting the Planned Periodic Premium no lower than the Guaranteed Death Benefit Premium to assure proper funding of the Guaranteed Death Benefit. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid. ANLIC reserves the right to limit the number and amount of additional or unscheduled premium payments.

     You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Home Office, although ANLIC reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect, even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

     Premium Limits. ANLIC's current minimum premium limit is $45, $15 if paid by automatic bank draft. ANLIC currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. ANLIC reserves the right to change any premium limit. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws. (See the section on Tax Status of the Policy.)

     If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, ANLIC will only accept that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. ANLIC may require additional evidence of insurability if any premium payment would result in an increase in the Policy's Net Amount at Risk on the date the premium is received.

     Premiums upon Increases in Specified Amount. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy Owner, an additional premium payment may be required. ANLIC will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge for Taxes.

Allocation of Premiums and Accumulation Value
     Allocation of Net Premiums. In the application for a Policy, the Policy Owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Home Office in writing or by telephone. If there is any Outstanding Policy Debt at the time of a payment, ANLIC will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

     On the Issue Date, the initial Net Premium will be allocated to the Investment Options you selected. When state or other applicable law or regulation requires return of at least your premium payments if you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount for 13 days. Thereafter, the Accumulation Value will be reallocated to the Investment Options you selected. Premium payments received by ANLIC prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by ANLIC for the period from the date the payment has been converted into federal funds and is available to ANLIC. In no event will interest be credited prior to the Policy Date.

     The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy Owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

Policy Lapse and Reinstatement
     Lapse. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment, unless the Minimum Benefit or Guaranteed Death Benefit provision is in effect. The Grace Period is 61 days from the date ANLIC mails a notice that the Grace Period has begun. ANLIC will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with ANLIC.

     The notice will specify the premium required to keep the Policy in force. The required premium will equal the lesser of (1) Monthly Deductions plus Percent of Premium Charge for Taxes for the three Policy Months after commencement of the Grace Period, plus projected loan interest that would accrue over that period, or (2) the premium required under the Minimum Benefit or Guaranteed Death Benefit provisions, if applicable, to keep the Policy in effect for three months from the commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Second Death occurs during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)

     Reinstatement. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period, provided both Insureds are living. We will reinstate your Policy based on the rating classes of the Insureds at the time of the reinstatement.

     Reinstatement is subject to the following:
          (1) Evidence of insurability of both Insureds satisfactory to ANLIC (including evidence of insurability of any person covered by a rider to reinstate the rider);
          (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;
          (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;
          (4)  The minimum premium required at reinstatement is the greater of:
              (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or
              (b) three times the current Monthly Deduction.

     The amount of Accumulation Value on the date of reinstatement will equal:
          (1) The amount of the Net Cash Surrender Value on the date of lapse, increased by
          (2)  The premium paid at reinstatement, less
          (3)  The Percent of Premium Charge for Taxes , plus
          (4) That part of the Surrender Charge that would apply if the Policy were Surrendered on the date of reinstatement.

     The last addition to the Accumulation Value is designed to avoid duplicate Surrender Charges.

     The original Policy Date, and the dates of increases in the Specified Amount (if applicable), will be used for purposes of calculating the Surrender Charge. If any Outstanding Policy Debt is reinstated, that debt will be held in ANLIC's General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

     The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by ANLIC of the application for reinstatement.

                             CHARGES AND DEDUCTIONS

     Charges will be deducted in connection with the Policy to compensate ANLIC for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

Deductions from Premium Payments
     Percent of Premium charge for Taxes. A deduction of up to 3% of the premium is made from each premium payment; currently the charge is 2.25%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain policy acquisition expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters.) ANLIC does not expect to derive a profit from the Percent of Premium Charge for Taxes.

Charges From Accumulation Value
     Monthly Deduction. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate ANLIC for administrative expenses and insurance provided. These charges will be allocated from the Investment Options in accordance with your instructions. If no instructions are given the charges will be allocated pro rata among the Investment Options. Each of these charges is described in more detail below.

     Administrative Expense Charge. To compensate ANLIC for the ordinary administrative expenses expected to be incurred in connection with a Policy, the Monthly Deduction includes a level per policy charge plus a charge per $1000 of Specified Amount. For Specified Amounts between $100,000 and $999,999, the charge is currently $16 per month in Policy Years 1-5 and $8 per month thereafter; for Specified Amounts between $1,000,000 and $4,999,999, the charge is currently $8 per month in Policy Years 1-5 and $4 per month thereafter; currently there is no charge for Specified Amounts $5,000,000 or greater. In addition, for all Specified Amounts there currently is a charge of up to $0.10 per month per $1000 of Specified Amount, depending on the younger Insured's Issue Age. For Issue Ages 20-44, the rate is $0.10, for Issue Ages 45-64, the rate $0.08, and for Issue Ages 65 and over, the rate is $0.05. At the current time we anticipate that the charge per $1,000 of Specified Amount will reduce to $0 in year 6. The Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $16 per month plus $0.10 per month per $1000 of Specified Amount. ANLIC does not expect to make any profit from the Administrative Expense Charge.

     Cost of Insurance. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. ANLIC will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the Net Amount at Risk for each Policy Month.

     Cost of Insurance Rate. The Annual Cost of Insurance Rates are based on the Issue Age, sex and risk class of each Insured and the Policy duration. The rates will vary depending upon tobacco use and other risk factors. The rates will be based on ANLIC's expectations of future experience with regard to mortality, interest, persistency, and expenses, but will not exceed the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the Policy. The guaranteed rates for standard rating classes are calculated from the 1980 Commissioners Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables. The guaranteed rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to one or both Insureds to reflect higher mortality risk. Because the Death Benefit is payable at the Second Death only, one-half of each applicable flat extra rating will be added to adjust the Cost of Insurance Rate. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, sex, risk class and whose Policies have been in effect for the same length of time. The Cost of Insurance Rates, Surrender Charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a sex-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

     The actual charges made during the Policy Year will be shown in the annual report delivered to Policy Owners.

     Rating Class. The rating class of each Insured will affect the Cost of Insurance Rate. ANLIC currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than when either or both Insureds are in a rating class with higher mortality risks.

Surrender Charge
     If a Policy is Surrendered on or before the 14th Policy Anniversary Date, ANLIC will assess a Surrender Charge as shown in the schedule pages of the Policy. The initial Surrender Charge is calculated based on the Issue Age, sex and risk class of each Insured, and the Specified Amount of the Policy. The Surrender Charge, if applicable, will be applied according to the following schedule. Because the Surrender Charge may be significant upon early Surrender, prospective Policy Owners should purchase a Policy only if they do not intend to Surrender the Policy for a substantial period.

     The maximum Surrender Charge on a Policy we issue is $60 per $1,000 of Specified Amount.

========================== =========================== ======================== ============================
                               Percent of Initial                                   Percent of Initial
                             Surrender Charge that                                 Surrender Charge that
                               will apply during                                     will apply during
       Policy Year                Policy Year                Policy Year                Policy Year
-------------------------- --------------------------- ------------------------ ----------------------------
           1-5                        100%                       11                         40%
-------------------------- --------------------------- ------------------------ ----------------------------
            6                         90%                        12                         30%
-------------------------- --------------------------- ------------------------ ----------------------------
            7                         80%                        13                         20%
-------------------------- --------------------------- ------------------------ ----------------------------
            8                         70%                        14                         10%
-------------------------- --------------------------- ------------------------ ----------------------------
            9                         60%                        15+                         0%
-------------------------- --------------------------- ------------------------ ----------------------------
           10                         50%
========================== =========================== ======================== ============================

     No Surrender Charge will be assessed on decreases in the Specified Amount of the Policy or partial withdrawals of Accumulation Value. ANLIC will, however, require additional Surrender Charges due to increases in Specified Amount. The initial Surrender Charge applicable to the increase in the Specified Amount will equal the initial Surrender Charge for the original Specified Amount, multiplied by the ratio of the increase in Specified Amount to the original Specified Amount. Surrender Charges on increases in Specified Amount will be applied with respect to Surrenders within 14 years of the date of the increase according to the same grading schedule as for the original Specified Amount.

Partial Withdrawal Charge
     A charge will be imposed for each partial withdrawal. This charge will compensate ANLIC for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). No Surrender Charge is assessed on a partial withdrawal and a partial withdrawal charge is not assessed when a Policy is Surrendered.

Transfer Charge
     Currently there is no charge for transfers among the investment options in excess of fifteen per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate ANLIC for the costs of processing the transfer. Since the charge reimburses ANLIC only for the cost of processing the transfer, ANLIC does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.

Daily Charges Against the Separate Account
     A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of the Separate Account to compensate ANLIC for mortality and expense risks assumed in connection with the Policy. This daily charge from the Separate Account is at the rate of 0.002049% (equivalent to an annual rate of 0.75%) for Policy Years 1-15 and 0.000820% (equivalent to an annual rate of 0.30%) thereafter. The daily charge will be deducted from the net asset value of the Separate Account, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.

     ANLIC believes that this level of charge is within the range of industry practice for comparable survivorship flexible premium variable universal life policies. The mortality risk assumed by ANLIC is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

     An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of the Separate Account on a daily basis. This charge is applied at a rate of 0.000409% (equivalent to 0.15% annually). No Asset-Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.

     Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various Subaccounts invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account. (See the Summary section for the Fund Expense Summary.)

     Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

      ANLIC may receive administrative fees from the investment advisers of certain Funds. ANLIC currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. ANLIC may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of ANLIC changes.

                               GENERAL PROVISIONS

     The Contract. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Any changes must be made in writing, and approved by ANLIC. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from ANLIC.

     Control of Policy. The Policy Owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy Owner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last Policy Owner to die.

     Beneficiary. Policy Owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Second Death, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiaries of the next class; otherwise to the Policy Owner; otherwise to the estate of the Policy Owner.

     Change of Beneficiary. The Policy Owner may change the Beneficiary by written request at any time while at least one Insured is alive unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Home Office. ANLIC will not be liable for any payment made or action taken before the change is recorded.

     Change of Policy Owner or Assignment. In order to change the Policy Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with ANLIC at its Home Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Home Office, and ANLIC will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

     Payment of Proceeds. The Death Benefit Proceeds are subject first to any debt to ANLIC and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives the Second Death, the Death Benefit Proceeds shall be paid in one sum to the Policy Owner, if living; otherwise to any successor-owner, if living; otherwise to the Policy Owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.

     Incontestability. ANLIC cannot contest the Policy or reinstated Policy while at least one Insured is alive after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, ANLIC cannot contest an increase in the Specified Amount or addition of a rider while at least one Insured is alive, after such increase or addition has been in force for two years from its effective date. However, this two-year provision shall not apply to riders with their own contestability provision. We may require proof prior to the end of the appropriate contestability period that both Insureds are living.

     Misstatement of Age and Sex. If the age or sex of either Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the correct age and sex of the Insureds. The Death Benefit Proceeds will be adjusted correspondingly.

     Suicide. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's Insurance law. If either Insured, while sane or insane, commits suicide within two years after the Policy Date, ANLIC will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If either Insured, while sane or insane, commits suicide within two years after the effective date of any increase in the Specified Amount, ANLIC's liability with respect to such increase will only be its total cost of insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.

     Postponement of Payments. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at the Second Death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy Owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy Owner's bank.

     Reports and Records. ANLIC will maintain all records relating to the Separate Account and will mail to the Policy Owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy Owner may receive confirmation of such transactions in their quarterly statements. The Policy Owner should review the information in these statements carefully. All errors or corrections must be reported to ANLIC immediately to assure proper crediting to the Policy. ANLIC will assume all transactions are accurately reported on quarterly statements unless ANLIC is notified otherwise within 30 days after receipt of the statement. The Policy Owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.

     Additional Insurance Benefits (Riders.) Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction.

              Accelerated Benefit Rider for Terminal Illness (Living Benefit Rider.) Upon satisfactory Proof of Death of one Insured, and satisfactory proof of terminal illness of the last surviving Insured after the two-year contestable period, (no waiting period in certain states) ANLIC will accelerate the payment of up to 50% of the lowest scheduled Death Benefit as provided by eligible coverages, less an amount up to two guideline level premiums.

              Future premium allocations after the payment of the benefit must be allocated to the Fixed Account. Payment will not be made for amounts less than $4,000 or more than $250,000 on all policies issued by ANLIC or its affiliates that provide coverage on the surviving Insured. ANLIC may charge the lesser of 2% of the benefit or $50 as an expense charge to cover the costs of administration.

              Satisfactory proof of terminal illness of the last surviving Insured must include a written statement from a licensed physician who is not related to the Insured or the Policy Owner stating that the Insured has a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in the death of the Insured in less than 12 months (6 months in certain states) from the date of the physician's statement. Further, the condition must first be diagnosed while the Policy is in force.

              The accelerated benefit first will be used to repay any Outstanding Policy Debt, and will also affect future loans, partial withdrawals, and Surrenders. The accelerated benefit will be treated as a lien against the Policy Death Benefit and will thus reduce the Death Benefit Proceeds. Interest on the lien will be charged at the Policy loan interest rate. There is no extra premium for this rider.

              Estate Protection Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds during the first four Policy Years.

              First-To-Die Term Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of either of the two Insureds.

              Second-To-Die Term Rider. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of both Insureds.

              Term Rider for Covered Insured. This rider provides a specified amount of insurance to the Beneficiary upon receipt of Satisfactory Proof of Death of the rider Insured, as identified. The rider may be purchased on either Insured or an individual other than the Insureds.

              Total Disability Rider. This rider provides for the payment by ANLIC of a disability benefit in the form of premiums while the Insured is disabled. The benefit amount may be chosen by the Policy Owner at the issue of the rider. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from Accumulation Value. The rider may be purchased on either or both Insureds.

              Policy Split Option. This rider allows the Policy to be split into two individual policies, subject to evidence of insurability on both Insureds.

                          DISTRIBUTION OF THE POLICIES

     The principal underwriter for the Policies is The Advisors Group, Inc. ("TAG"), a second tier wholly owned subsidiary of Acacia Life Insurance Company and an affiliate of ANLIC. TAG is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers ("NASD"). ANLIC pays TAG for acting as the principal underwriter under an Underwriting Agreement.

     TAG offers its clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. TAG also serves as principal underwriter for ANLIC's variable annuities and variable life contracts. It also has executed selling agreements with a variety of mutual funds, issuers of unit investment trusts, and direct participation programs.

     The Policies are sold through Registered Representatives of TAG or other broker-dealers which have entered into selling agreements with ANLIC or TAG. These Registered Representatives are also licensed by state insurance officials to sell ANLIC's variable life policies. Each of the broker-dealers with a selling agreement is registered with the SEC and is a member of the NASD. In 2000, TAG received gross variable universal life compensation of $4,876,679 and retained $7,200 in underwriting fees, and $0 in brokerage commissions on ANLIC's variable universal life policies.

     Under these selling agreements, ANLIC pays commission to the broker-dealers, which in turn pay commissions to the Registered Representative who sells this Policy. The commission may equal an amount up to 95% of the first year premium paid, up to 20% of premium paid in years 2-4, and up to 2% of premium paid in years 5 or later. Broker-dealers may also receive a service fee up to an annualized rate of 0.25% of the Accumulation Value beginning in the fifth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, ANLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered Representatives who meet certain production standards may receive additional compensation.

     ANLIC may reduce or waive the sales charge and/or other charges on any Policy sold to directors, officers or employees of ANLIC or any of its affiliates, employees and registered representatives of any broker dealer that has entered into a sales agreement with ANLIC or TAG and the spouses or children of the above persons. In no event will any such reduction or waiver be permitted where it would be unfairly discriminatory to any person.

                                 ADMINISTRATION

     ANLIC has contracted with Ameritas Life Insurance Corp. ("Ameritas"), having its principal place of business at 5900 "O" Street, Lincoln, Nebraska 68501 for it to provide ANLIC with certain administrative services for the Survivorship flexible premium variable life policies. Ameritas is an affiliate of ANLIC and a Member of the Ameritas Acacia Family of Companies. Pursuant to the terms of a Service Agreement, Ameritas will act as record keeping Service Agent for the policies and riders for an initial term of three years and any subsequent renewals thereof. Ameritas under the direction of ANLIC will perform Administrative functions including issuance of policies for reinstatement, term conversion, plan changes and guaranteed insurability options, generation of billing and posting of premium, computation of valuations, calculation of benefits payable, maintenance of administrative controls over all activities, correspondence, and data, and providing management reports to ANLIC.

                               FEDERAL TAX MATTERS

     The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes. (See discussion in the section on Deductions from Premium Payments - Percent of Premium Charge for Taxes.) This discussion is based upon ANLIC's understanding of the relevant laws at the time of filing. You should consult with your counsel or tax advisor for more complete information before a Policy is purchased. ANLIC makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insureds, Policy Owner or Beneficiary may be altered.

     (1) Taxation of ANLIC. ANLIC is taxed as a life insurance company under
Part I of Subchapter L of the Internal Revenue Code of 1986, as amended from time to time (the "Code"). At this time, since the Separate Account is not a separate entity from ANLIC, and its operations form a part of ANLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. ANLIC believes that the Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.

     ANLIC does not currently expect to incur any federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, ANLIC determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

     ANLIC may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against the Separate Account. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account.

     (2) Tax Status of the Policy. The Code Section 7702 includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship of the Accumulation Value to the Death Benefit. While ANLIC believes that the Policy meets the statutory definition of a life insurance contract under Internal Revenue Code Section 7702 and should receive federal income tax treatment consistent with that of a fixed-benefit life insurance policy, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues (including, for example, certain tax requirements relating to survivorship variable universal life policies). ANLIC reserves the right to make changes to the Policy if deemed appropriate by ANLIC to attempt to assure qualification of the Policy as a life insurance contract. If the Policy were determined not to qualify as life insurance under Code Section 7702, the Policy would not provide the tax advantages normally provided by life insurance. If the Death Benefit of a Policy is changed, the applicable defined limits may change.

     The Code Section 7702A also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.

     Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by ANLIC within 60 days after the Policy Anniversary Date will reduce the premiums paid to prevent the Policy from becoming a modified endowment contract. All modified endowment policies issued by ANLIC to the same Policyholder in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.

     The Code Section 817(h) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax on gain in the Policy as it is earned. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

     While Calvert Asset Management Company, an ANLIC affiliate, is an advisor to certain of the portfolios, ANLIC does not have control over the Funds or their investments. However, ANLIC believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, ANLIC believes that the Policy will be treated as a life insurance contract for federal tax purposes.

     In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, ANLIC reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the Policy for favorable tax treatment.

     The following discussion assumes that the Policy qualifies as a life insurance contract for federal tax purposes.

     (3) Tax Treatment of Policy Proceeds. ANLIC believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, ANLIC believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, there are certain exceptions to the general rule that death benefit proceeds are non-taxable. Federal, state and local tax consequences of ownership of or receipt of proceeds under a Policy depends on the circumstances of each Policy Owner and Beneficiary.

     Distributions From Policies That Are Not "Modified Endowment Contracts". Distributions (while one or both Insureds are still alive) from a Policy that is not a modified endowment contract are generally treated as first a recovery of the investment in the Policy and then only after the return of all such investment, as disbursing taxable income. However, in the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy Owner in order for the Policy to continue complying with the Section 7702 defined limits on premiums and Accumulation Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702. In addition, upon a complete surrender or lapse of a Policy that is not a "modified endowment contract", if the amount received plus the amount of any outstanding Policy debt exceeds the total investment in the Policy, the excess will generally be treated as ordinary income for tax purposes. Investment in the Policy means (1) the total amount of any premiums paid for the Policy plus the amount of any loan received under the policy to the extent the loan is included in gross income of the Policy Owner minus (2) the total amount received under the Policy by the Policy Owner that was excludable from gross income, excluding any non-taxable loan received under the Policy.

     ANLIC also believes that loans received under a Policy that is not a "modified endowment contract" will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.

     Except for Policies with respect to a limited number of key persons of an employer (both terms are as defined in the Internal Revenue Code), and subject to applicable interest rate caps, the Health Insurance Portability and Accountability Act of 1996 ("HIPAA") generally repealed the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for existing debt are included in HIPAA. The transitional rules included a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurred over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of the rule. TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed policy cash values. This disallowance generally does not apply to policies owned by natural persons. Policy Owners should consult a competent tax advisor concerning the tax implications of these changes for their Policies.

     Distribution From Policies That Are "Modified Endowment Contracts". Should the Policy become a "modified endowment contract", partial withdrawals, full surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of the gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer is disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary.

     The right to exchange the Policy for a survivorship flexible premium adjustable life insurance policy (See the section on Exchange Privilege.), the right to change Policy Owners (See the section on General Provisions.), and the provision for partial withdrawals (See the section on Surrenders.) may have tax consequences depending on the circumstances of such exchange, change, or withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis"), that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.

     Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. Further, the tax consequences of using the Policy in nonqualified plan arrangements may vary depending on the particular facts and circumstances of the arrangement. The advice of competent counsel should be sought in connection with use of life insurance in a qualified or nonqualified plan.

     You should consult a qualified tax and/or legal advisor to obtain complete information on how federal, state and local tax considerations may apply to your tax situation.

                  SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

     ANLIC holds the assets of the Separate Account. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. ANLIC maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

                              THIRD PARTY SERVICES

     ANLIC is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. ANLIC does not engage any such third parties to offer such services of any type. In certain cases, ANLIC has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with ANLIC for the sale of Policies. ANLIC takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

                                  VOTING RIGHTS

     ANLIC is the legal holder of the shares held in the Subaccounts of the Separate Account and as such has the right to vote the shares, to elect Directors of the Funds, and to vote on matters that are required by the Investment Company Act of 1940 and upon any other matter that may be voted upon at a shareholder meeting. To the extent required by law, ANLIC will vote all shares of each of the Funds held in the Separate Account at regular and special shareholder meetings of the Funds according to instructions received from Policy Owners based on the number of shares held as of the record date for such meeting.

     The number of Fund shares in a Subaccount for which instructions may be given by a Policy Owner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding portfolio of the Fund. Fractional shares will be counted. Fund shares held in each Subaccount for which no timely instructions from Policy Owners are received and Fund shares held in each Subaccount which do not support Policy Owner interests will be voted by ANLIC in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, ANLIC may elect to vote shares of the Fund in its own right.

     Disregard of Voting Instruction. ANLIC may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Funds' portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Funds. In addition, ANLIC itself may disregard voting instructions that would require changes in the investment objectives or policies of any portfolio or in an investment adviser or principal underwriter for the Funds, if ANLIC reasonably disapproves those changes in accordance with applicable federal regulations. If ANLIC does disregard voting instructions, it will advise Policy Owners of that action and its reasons for the action in the next annual report or proxy statement to Policy Owners.

                            STATE REGULATION OF ANLIC

      ANLIC, a stock life insurance company organized under the laws of the District of Columbia, is subject to regulation by the District of Columbia Department of Insurance. In addition, ANLIC is subject to the insurance laws and regulations of states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state (or district) of domicile in determining permissible investments.

                    EXECUTIVE OFFICERS AND DIRECTORS OF ANLIC

     This list shows name and position(s) with ANLIC followed by the principal occupations for the last five years. Where an individual has held more than one position with an organization during the last 5-year period, the last position held has been given.

Charles T. Nason, Chairman of the Board and Chief Executive Officer*
Vice Chairman of Board and President, Director: Ameritas Acacia Mutual Holding
  Company
Vice Chairman of Board and President, Director: Ameritas Holding Company Chairman of the Board and Chief Executive Officer: Acacia Life Insurance Company Also serves as a Director of direct and indirect subsidiaries of Acacia Life
  Insurance Company.

Haluk Ariturk, President and Chief Operating Officer, Director**
Senior Vice President, Product Management and Administration: Acacia Life
   Insurance Company
Executive Vice President, Ameritas Acacia Shared Services Center: Ameritas Life
   Insurance Corp.

JoAnn M. Martin, Senior Vice President and Chief Financial Officer, Director** Senior Vice President, Chief Financial Officer and Corporate Treasurer: Ameritas
   Acacia Mutual Holding Company and Ameritas Holding Company
Senior Vice President and Chief Financial Officer: Acacia Life Insurance Company Senior Vice President - Controller and Chief Financial Officer: Ameritas Life
   Insurance Corp.
Also serves as officer and /or director of subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

Brian J. Owens, Senior Vice President, Career Distribution*
Senior Vice President, Career Distribution: Acacia Life Insurance Company
Director: The Advisors Group, Inc.

Barry C. Ritter, Senior Vice President and Chief Information Officer** Senior Vice President and Chief Information Officer, Acacia Life Insurance
  Company
Senior Vice President - Information Services: Ameritas Life Insurance Corp.

Robert-John H. Sands, Senior Vice President, General Counsel and Corporate
   Secretary*
Senior Vice President and General Counsel: Ameritas Acacia Mutual Holding
   Company
Senior Vice President and General Counsel: Ameritas Holding Company
Senior Vice President, General Counsel and Corporate Secretary: Acacia Life
  Insurance Company
Also serves as a Director of direct and indirect subsidiaries of Acacia Life
  Insurance Company.

Janet L. Schmidt, Senior Vice President, Human Resources*
Senior Vice President and Director of Human Resources: Ameritas Acacia Mutual
  Holding Company
Senior Vice President and Director of Human Resources: Ameritas Holding Company Senior Vice President, Human Resources: Acacia Life Insurance Company.

Richard W. Vautravers, Senior Vice President and Corporate Actuary**
Senior Vice President and Corporate Actuary: Ameritas Life Insurance Corp. Senior Vice President and Corporate Actuary: Acacia Life Insurance Company.

William W. Lester, Vice President and Treasurer**
Treasurer:  Ameritas Life Insurance Corp.
Also serves as officer of subsidiaries of Ameritas Life Insurance Corp. Vice President and Treasurer, Acacia Life Insurance Company.

Reno J. Martini, Director***
Senior Vice President, Calvert Group, Ltd.

* The principal business address of each person is: Acacia National Life Insurance Company, 7315 Wisconsin Avenue, Bethesda, MD 20814.

** The principal business address of each person is: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510.

*** The principal business address of each person is: Calvert Group, Ltd., 4550 Montgomery Avenue, Bethesda, MD 20814.

                              INDEPENDENT AUDITORS


     The statutory financial statements of Acacia National Life Insurance Company as of December 31, 2001 and 2000, and for the years then ended, and the financial statements of each of the subaccounts of Acacia National Variable Life Insurance Separate Account I as of December 31, 2001, and for each of the periods in the three year period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, 1248 "O" Street Suite 1040, Lincoln Nebraska 68508, independent auditors, as stated in their reports appearing herein, (which report on Acacia National Life Insurance Company expresses an unqualified opinion and includes an explanatory paragraph referring to the adoption of the National Association of Insurance Commissioners' Codification of Statutory Accounting Practices effective January 1, 2001), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                                  LEGAL MATTERS

     Matters of District of Columbia law pertaining to the Policies, including ANLIC's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Robert-John H. Sands, Senior Vice President and General Counsel of ANLIC.

                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. ANLIC is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                             ADDITIONAL INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, ANLIC and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

                              FINANCIAL STATEMENTS

     The financial statements of ANLIC which are included in this Prospectus should be considered only as bearing on the ability of ANLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Acacia National Variable Life Insurance Separate Account I as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods in the three year period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Acacia National Variable Life Insurance Separate Account I as of December 31, 2001, and the results of their operations and changes in net assets for each of the periods in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/S/ Deloitte & Touche LLP

Lincoln, Nebraska
February 13, 2002



                                     F-I 1

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS
INVESTMENTS AT FAIR VALUE:

    Calvert Variable Series, Inc., Calvert Social Portfolios (Calvert):
      CVS Social Money Market Portfolio (Money Market) -
         6,098,007.020 shares at $1.00 per share (cost $6,098,007)                     $  6,098,007
            Dividends Receivable                                                                575
                                                                                    ----------------
              Total                                                                                  $     6,098,582
      CVS Social Balanced Portfolio (Balanced) -
         141,207.755 shares at $1.759 per share (cost $290,627)                                              248,385
      CVS Social Small Cap Growth Portfolio (Small Cap) -
         31,987.627 shares at $14.80 per share (cost $438,617)                                               473,417
      CVS Social Mid Cap Growth Portfolio (Mid Cap) -
         12,982.373 shares at $25.51 per share (cost $372,767)                                               331,182
      CVS Social International Equity Portfolio (International) -
         81,254.014 shares at $12.84 per share (cost $1,398,327)                                           1,043,302
    The Alger American Fund (Alger):
      Alger American Growth Portfolio (Growth) -
         206,542.930 shares at $36.77 per share (cost $9,910,494)                                          7,594,583
      Alger American MidCap Growth Portfolio (MidCap) -
         204,929.848 shares at $17.67 per share (cost $4,878,702)                                          3,621,109
      Alger American Small Capitalization Portfolio (Small Cap) -
         209,344.308 shares at $16.55 per share (cost $6,256,641)                                          3,464,647
    Deutsche Asset Management (Deutsche):
      EAFE Equity Index Fund (EAFE Equity) -
         493,482.816 shares at $8.39 per share (cost $5,573,324)                                           4,140,321
      Equity 500 Index Fund (Equity 500) -
         996,098.872 shares at $11.98 per share (cost $13,994,194)                                        11,933,265
      Small Cap Index Fund (Small Cap) -
         160,460.753 shares at $10.73 per share (cost $1,813,913)                                          1,721,744
    Dreyfus Family of Funds (Dreyfus):
      Stock Index Fund (Stock) -
         80,368.921 shares at $29.36 per share (cost $2,502,043)                                           2,359,633
    Fidelity Variable Insurance Products (Fidelity):
      VIP Equity-Income Portfolio Service Class 2 (Equity-Income SC2) -
         96,772.913 shares at $22.59 per share (cost $2,246,109)                                           2,186,099
      VIP High Income Portfolio Service Class 2 (High Income SC2) -
         4,078.234 shares at $6.36 per share (cost $26,681)                                                   25,937
      VIP Contrafund Portfolio Service Class 2 (Contrafund SC2) -
         18,405.241 shares at $20.00 per share (cost $407,611)                                               368,105
    Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
      Templeton Asset Strategy Fund Class 2 (Asset Strategy) -
         1,761.808 shares at $15.41 per share (cost $29,364)                                                  27,151
      Templeton International Securities Fund Class 2 (Intl. Securities) -
         106,667.731 shares at $11.74 per share (cost $1,642,339)                                          1,252,279

                                     F-I 2

                    ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2001

ASSETS, continued

    Neuberger Berman Advisers Management Trust (Neuberger Berman):
      AMT Limited Maturity Bond Portfolio (Limited Maturity Bond) -
         314,582.232 shares at $13.47 per share (cost $4,163,130)                                    $     4,237,425
      AMT Growth Portfolio (Growth) -
         89,511.205 shares at $11.52 per share (cost $1,786,529)                                           1,031,171
      AMT Partners Portfolio (Partners) -
         177,800.170 shares at $15.10 per share (cost $2,800,134)                                          2,684,783
    Strong Variable Insurance Funds, Inc. (Strong):
      International Stock Fund II Portfolio (International Stock) -
         43,267.945 shares at $7.44 per share (cost $544,066)                                                321,912
      Discovery Fund II Portfolio (Discovery) -
         12,930.990 shares at $10.32 per share (cost $146,618)                                               133,447
    Van Eck Worldwide Insurance Trust (Van Eck):
      Worldwide Hard Assets Fund (Hard Assets) -
         138,522.679 shares at $10.69 per share (cost $1,609,435)                                          1,480,806
    Oppenheimer Variable Account Funds (Oppenheimer):
      Capital Appreciation Fund/VA (Capital Appreciation) -
         93,861.627 shares at $36.58 per share (cost $3,703,430)                                           3,433,460
      Aggressive Growth Fund/VA (Aggressive Growth) -
         81,083.460 shares at $40.72 per share (cost $4,878,145)                                           3,301,718
      Main Street Growth & Income Fund/VA (Growth & Income) -
         250,982.350 shares at $18.99 per share (cost $5,445,245)                                          4,766,155
      High Income Fund/VA (High Income) -
         100,456.221 shares at $8.54 per share (cost $981,053)                                               857,896
      Strategic Bond Fund/VA (Strategic Bond) -
         213,745.381 shares at $4.62 per share (cost $989,523)                                               987,503
                                                                                                    ------------------
    NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                   $    70,126,017
                                                                                                    ==================






The accompanying notes are an integral part of these financial statements.

                                     F-I 3

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                         Calvert
                                                                    --------------------------------------------------
                                                                                       Money Market
                                                                    --------------------------------------------------
                                                                          2001           2000              1999
                                                                    ---------------- --------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $    203,612    $    198,385    $     43,128
   Mortality and expense risk charge                                        47,662          28,772           7,218
                                                                     --------------- --------------  -----------------
Net investment income(loss)                                                155,950         169,613          35,910
                                                                     --------------- --------------  -----------------

Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                      ----            ----            ----
   Net realized gain(loss) on sale of fund shares                             ----            ----            ----
                                                                     --------------- --------------  -----------------
Net realized gain(loss)                                                       ----            ----            ----
                                                                     --------------- --------------  -----------------
Change in unrealized appreciation(depreciation)                               ----            ----            ----
                                                                     --------------- --------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                    $    155,950    $    169,613    $     35,910
                                                                     =============== ==============  =================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $    155,950    $    169,613    $     35,910
  Net realized gain(loss)                                                     ----            ----            ----
  Net change in unrealized appreciation(depreciation)                         ----            ----            ----
                                                                     --------------- --------------  -----------------
Net increase(decrease) in net assets resulting
  from operations                                                          155,950         169,613          35,910
                                                                     --------------- --------------  -----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                    7,976,868       8,694,890       3,312,433
  Subaccounts transfers (including fixed account), net                  (5,673,861)     (4,998,126)     (2,229,825)
  Transfers for policyowner benefits and terminations                     (288,596)        (51,152)        (21,606)
  Policyowner maintenance charges                                         (886,423)       (605,400)       (188,308)
                                                                     --------------- --------------  -----------------
Net increase(decrease) from policyowner transactions                     1,127,988       3,040,212         872,694
                                                                     --------------- --------------  -----------------
Total increase(decrease) in net assets                                   1,283,938       3,209,825         908,604
Net assets at beginning of period                                        4,814,644       1,604,819         696,215
                                                                     --------------- --------------  -----------------
Net assets at end of period                                           $  6,098,582    $  4,814,644    $  1,604,819
                                                                     =============== ==============  =================

The accompanying notes are an integral part of these financial statements.

                                     F-I 4

                                                      Calvert

----------------------------------------------------------------------------------------------------------------------
                         Balanced                                                   Small Cap
----------------------------------------------------------  ---------------------------------------------------------
       2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
   $      9,397        $      4,483         $      7,030       $       ----       $       ----        $         52
          2,049               2,480                1,511              3,328              1,858                 839
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
          7,348               2,003                5,519             (3,328)            (1,858)               (787)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

          4,578               7,915               24,085              8,111              9,726                ----
         (5,613)              8,270               (2,649)             5,036              6,863              (4,159)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
         (1,035)             16,185               21,436             13,147             16,589              (4,159)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

        (24,139)            (25,457)               4,549             27,288             (9,702)             28,136
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

   $    (17,826)       $     (7,269)        $     31,504       $     37,107       $      5,029        $     23,190
=================== ===================  =================  =================  ==================  ==================





   $      7,348        $      2,003         $      5,519       $     (3,328)      $     (1,858)       $       (787)
         (1,035)             16,185               21,436             13,147             16,589              (4,159)
        (24,139)            (25,457)               4,549             27,288             (9,702)             28,136
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
        (17,826)             (7,269)              31,504             37,107              5,029              23,190
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

         62,382              89,422              186,730            125,672             54,847              52,402
        (19,125)           (123,729)              98,123            102,019             82,316              (6,585)
        (10,322)             (2,929)              (5,384)            (2,812)            (1,130)             (1,879)
        (25,473)            (27,395)             (27,472)           (47,860)           (21,956)            (14,350)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
          7,462             (64,631)             251,997            177,019            114,077              29,588
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

        (10,364)            (71,900)             283,501            214,126            119,106              52,778
        258,749             330,649               47,148            259,291            140,185              87,407
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
   $    248,385        $    258,749         $    330,649       $    473,417       $    259,291        $    140,185
=================== ===================  =================  =================  ==================  ==================


                                     F-I 5

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Calvert
                                                                     -------------------------------------------------
                                                                                         Mid Cap
                                                                     -------------------------------------------------
                                                                          2001             2000            1999
                                                                     ---------------  --------------- ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $       ----     $        ----   $       ----
   Mortality and expense risk charge                                         2,303             1,880          1,517
                                                                     ---------------  --------------- ----------------
Net investment income(loss)                                                 (2,303)           (1,880)        (1,517)
                                                                     ---------------  --------------- ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    21,527            16,355         20,944
   Net realized gain(loss) on sale of fund shares                          (12,143)           12,776          2,218
                                                                     ---------------  --------------- ----------------
Net realized gain(loss)                                                      9,384            29,131         23,162
                                                                     ---------------  --------------- ----------------
Change in unrealized appreciation(depreciation)                            (41,389)           (5,708)           762
                                                                     ---------------  --------------- ----------------
Net increase(decrease) in net assets resulting
   from operations                                                    $    (34,308)    $      21,543   $     22,407
                                                                     ===============  =============== ================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $     (2,303)    $      (1,880)  $     (1,517)
  Net realized gain(loss)                                                    9,384            29,131         23,162
  Net change in unrealized appreciation(depreciation)                      (41,389)           (5,708)           762
                                                                     ---------------  --------------- ----------------
Net increase(decrease) in net assets resulting
  from operations                                                          (34,308)           21,543         22,407
                                                                     ---------------  --------------- ----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                      107,229            75,509        101,787
  Subaccounts transfers (including fixed account), net                      80,632          (123,884)        54,310
  Transfers for policyowner benefits and terminations                       (2,049)           (5,957)        (7,147)
  Policyowner maintenance charges                                          (36,881)          (21,993)       (23,882)
                                                                     ---------------  --------------- ----------------
Net increase(decrease) from policyowner transactions                       148,931           (76,325)       125,068
                                                                     ---------------  --------------- ----------------
Total increase(decrease) in net assets                                     114,623           (54,782)       147,475
Net assets at beginning of period                                          216,559           271,341        123,866
                                                                     ---------------  --------------- ----------------
Net assets at end of period                                           $    331,182     $     216,559   $    271,341
                                                                     ===============  =============== ================

The accompanying notes are an integral part of these financial statements.

                                     F-I 6

                         Calvert                                                      Alger
----------------------------------------------------------  ----------------------------------------------------------
                      International                                                  Growth
----------------------------------------------------------  ---------------------------------------------------------
       2001                2000                1999               2001                2000               1999
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
  $       1,130       $        ----       $          380      $      16,183     $         ----       $       4,285
          9,802               9,876                3,400             60,071             55,136              28,150
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
         (8,672)             (9,876)              (3,020)           (43,888)           (55,136)            (23,865)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

        121,959             115,860               52,658            877,508            826,168             292,559
       (259,273)            (36,359)              (8,460)          (126,416)            88,571              81,160
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
       (137,314)             79,501               44,198            751,092            914,739             373,719
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

       (196,444)           (276,439)             121,998         (1,607,623)        (2,035,612)            801,574
------------------- -------------------  -----------------  -----------------  ------------------  ------------------


  $    (342,430)      $    (206,814)      $      163,176      $    (900,419)    $   (1,176,009)      $   1,151,428
=================== ===================  =================  =================  ==================  ==================





  $      (8,672)      $      (9,876)      $       (3,020)     $     (43,888)    $      (55,136)      $     (23,865)
       (137,314)             79,501               44,198            751,092            914,739             373,719
       (196,444)           (276,439)             121,998         (1,607,623)        (2,035,612)            801,574
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

       (342,430)           (206,814)             163,176           (900,419)        (1,176,009)          1,151,428
------------------- -------------------  -----------------  -----------------  ------------------  ------------------


        346,240             377,965              275,622          2,550,844          2,441,186           1,955,105
       (166,913)            525,552              175,432            383,449            964,260             450,965
        (33,293)             (2,233)             (13,120)          (177,668)          (162,615)           (188,939)
       (110,167)            (95,216)             (55,665)          (933,117)          (701,164)           (464,485)
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
         35,867             806,068              382,269          1,823,508          2,541,667           1,752,646
------------------- -------------------  -----------------  -----------------  ------------------  ------------------

       (306,563)            599,254              545,445            923,089          1,365,658           2,904,074
      1,349,865             750,611              205,166          6,671,494          5,305,836           2,401,762
------------------- -------------------  -----------------  -----------------  ------------------  ------------------
  $   1,043,302       $   1,349,865       $      750,611      $   7,594,583     $    6,671,494       $   5,305,836
=================== ===================  =================  =================  ==================  ==================

                                     F-I 7

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                          Alger
                                                                    --------------------------------------------------
                                                                                         MidCap
                                                                    --------------------------------------------------
                                                                         2001             2000             1999
                                                                    ---------------- --------------- -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        ----    $        ----  $         ----
   Mortality and expense risk charge                                        27,466           21,643           9,224
                                                                    ---------------- --------------- -----------------
Net investment income(loss)                                                (27,466)         (21,643)         (9,224)
                                                                    ---------------- --------------- -----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                 1,327,709          298,549         152,575
   Net realized gain(loss) on sale of fund shares                          (96,882)          34,522          52,945
                                                                    ---------------- --------------- -----------------
Net realized gain(loss)                                                  1,230,827          333,071         205,520
                                                                    ---------------- --------------- -----------------
Change in unrealized appreciation(depreciation)                         (1,407,724)        (202,596)        204,461
                                                                    ---------------- --------------- -----------------
Net increase(decrease) in net assets resulting
   from operations                                                   $    (204,363)   $     108,832  $      400,757
                                                                    ================ =============== =================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $     (27,466)   $     (21,643) $       (9,224)
  Net realized gain(loss)                                                1,230,827          333,071         205,520
  Net change in unrealized appreciation(depreciation)                   (1,407,724)        (202,596)        204,461
                                                                    ---------------- --------------- -----------------
Net increase(decrease) in net assets resulting
  from operations                                                         (204,363)         108,832         400,757
                                                                    ---------------- --------------- -----------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                    1,101,913          905,057         550,532
  Subaccounts transfers (including fixed account), net                     221,015          492,369         185,564
  Transfers for policyowner benefits and terminations                      (83,695)         (38,938)        (69,838)
  Policyowner maintenance charges                                         (397,899)        (254,867)       (146,353)
                                                                    ---------------- --------------- -----------------
Net increase(decrease) from policyowner transactions                       841,334        1,103,621         519,905
                                                                    ---------------- --------------- -----------------
Total increase(decrease) in net assets                                     636,971        1,212,453         920,662
Net assets at beginning of period                                        2,984,138        1,771,685         851,023
                                                                    ---------------- --------------- -----------------
Net assets at end of period                                          $   3,621,109    $   2,984,138  $    1,771,685
                                                                    ================ =============== =================

The accompanying notes are an integral part of these financial statements.

                                     F-I 8

                            Alger                                                   Deutsche
----------------------------------------------------------  ----------------------------------------------------------
                          Small Cap                                                EAFE Equity
----------------------------------------------------------  --------------------------------------------------------
         2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

  $       1,692       $        ----       $         ----      $        ----      $        ----        $       ----
         28,499              35,162               21,737             31,997             16,347                ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------
        (26,807)            (35,162)             (21,737)           (31,997)           (16,347)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

           ----           1,539,921              303,027               ----             61,997                ----
       (296,555)             77,506               86,577            (69,611)            (3,811)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------
       (296,555)          1,617,427              389,604            (69,611)            58,186                ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

       (874,000)         (2,847,397)             817,260           (988,205)          (444,799)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

  $  (1,197,362)      $  (1,265,132)      $    1,185,127      $  (1,089,813)     $    (402,960)       $       ----
=================== ===================  =================  =================  ==================  =================




  $     (26,807)      $     (35,162)      $      (21,737)     $     (31,997)     $     (16,347)       $       ----
       (296,555)          1,617,427              389,604            (69,611)            58,186                ----
       (874,000)         (2,847,397)             817,260           (988,205)          (444,799)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

     (1,197,362)         (1,265,132)           1,185,127         (1,089,813)          (402,960)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------


      1,166,192           1,378,703            1,331,897          1,432,700            852,722                ----
        189,330             143,243              (16,682)           586,667          3,585,468                ----
        (96,892)            (98,068)            (148,848)           (94,544)           (75,786)               ----
       (404,467)           (405,528)            (342,547)          (438,071)          (216,062)               ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------
        854,163           1,018,350              823,820          1,486,752          4,146,342                ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------

       (343,199)           (246,782)           2,008,947            396,939          3,743,382                ----
      3,807,846           4,054,628            2,045,681          3,743,382               ----                ----
------------------- -------------------  -----------------  -----------------  ------------------  -----------------
  $   3,464,647       $   3,807,846       $    4,054,628      $   4,140,321      $   3,743,382        $       ----
=================== ===================  =================  =================  ==================  =================

                                     F-I 9

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Deutsche
                                                                    --------------------------------------------------
                                                                                       Equity 500
                                                                    --------------------------------------------------
                                                                         2001              2000             1999
                                                                    ----------------  ---------------  ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $      99,600     $         137    $     ----
   Mortality and expense risk charge                                        89,155            41,661          ----
                                                                    ----------------  ---------------  ---------------
Net investment income(loss)                                                 10,445           (41,524)         ----
                                                                    ----------------  ---------------  ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    10,381             5,339          ----
   Net realized gain(loss) on sale of fund shares                         (170,001)           (8,541)         ----
                                                                   -----------------  ---------------  ---------------
Net realized gain(loss)                                                   (159,620)           (3,202)         ----
                                                                   -----------------  --------------------------------
Change in unrealized appreciation(depreciation)                         (1,229,176)         (831,753)         ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
   from operations                                                   $  (1,378,351)    $    (876,479)   $     ----
                                                                    ================  ===============  ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $      10,445     $     (41,524)   $     ----
  Net realized gain(loss)                                                 (159,620)           (3,202)         ----
  Net change in unrealized appreciation(depreciation)                   (1,229,176)         (831,753)         ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
  from operations                                                       (1,378,351)         (876,479)         ----
                                                                    ----------------  ---------------  ---------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                    4,147,315         2,178,153          ----
  Subaccounts transfers (including fixed account), net                   1,184,915         8,855,706          ----
  Transfers for policyowner benefits and terminations                     (224,467)         (104,176)         ----
  Policyowner maintenance charges                                       (1,305,926)         (543,425)         ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) from policyowner transactions                     3,801,837        10,386,258          ----
                                                                    ----------------  ---------------  ---------------
Total increase(decrease) in net assets                                   2,423,486         9,509,779          ----
Net assets at beginning of period                                        9,509,779              ----          ----
                                                                    ----------------  ---------------  ---------------
Net assets at end of period                                          $  11,933,265     $   9,509,779    $     ----
                                                                    ================  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                                     F-I 10

                            Deutsche                                                   Dreyfus
----------------------------------------------------------  ---------------------------------------------------------
                            Small Cap                                                   Stock
----------------------------------------------------------  --------------------------------------------------------
          2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
 $        10,036     $          ----      $          ----    $        29,253    $        68,362     $       111,343
          12,168               5,739                 ----             23,519             72,604              75,772
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
          (2,132)             (5,739)                ----              5,734             (4,242)             35,571
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


          80,796               6,903                 ----             12,549             69,255              98,876
          (6,946)                207                 ----               (371)         2,087,017             359,459
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
          73,850               7,110                 ----             12,178          2,156,272             458,335
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         (29,912)            (62,258)                ----           (433,665)        (2,661,477)          1,476,459
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

 $        41,806     $       (60,887)     $          ----    $      (415,753)   $      (509,447)    $     1,970,365
=================== ===================  =================  ================== ==================  =================




 $        (2,132)    $        (5,739)     $          ----    $         5,734    $        (4,242)    $        35,571
          73,850               7,110                 ----             12,178          2,156,272             458,335
         (29,912)            (62,258)                ----           (433,665)        (2,661,477)          1,476,459
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

          41,806             (60,887)                ----           (415,753)          (509,447)          1,970,365
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         503,277             312,174                 ----               ----          2,047,508           5,583,724
          49,811           1,185,265                 ----           (281,145)       (10,046,756)            898,234
         (29,966)            (21,895)                ----           (153,594)          (449,887)           (395,014)
        (180,873)            (76,968)                ----           (272,001)          (909,251)         (1,375,209)
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
         342,249           1,398,576                 ----           (706,740)        (9,358,386)          4,711,735
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         384,055           1,337,689                 ----         (1,122,493)        (9,867,833)          6,682,100
       1,337,689                ----                 ----          3,482,126         13,349,959           6,667,859
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
 $     1,721,744     $     1,337,689      $          ----    $     2,359,633    $     3,482,126     $    13,349,959
=================== ===================  =================  ================== ==================  =================

                                     F-I 11

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                        Fidelity
                                                                    --------------------------------------------------

                                                                                    Equity-Income SC2
                                                                    --------------------------------------------------
                                                                         2001              2000             1999
                                                                    ----------------  ---------------  ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $      24,820     $        ----    $      ----
   Mortality and expense risk charge                                        14,648             6,750           ----
                                                                    ----------------  ---------------  ---------------
Net investment income(loss)                                                 10,172            (6,750)          ----
                                                                    ----------------  ---------------  ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    71,433              ----           ----
   Net realized gain(loss) on sale of fund shares                           (4,705)            6,238           ----
                                                                    ----------------  ---------------  ---------------
Net realized gain(loss)                                                     66,728             6,238           ----
                                                                    ----------------  ---------------  ---------------
Change in unrealized appreciation(depreciation)                           (175,569)          115,559           ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
   from operations                                                   $     (98,669)    $     115,047    $      ----
                                                                    ================  ===============  ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $      10,172     $      (6,750)   $      ----
  Net realized gain(loss)                                                   66,728             6,238           ----
  Net change in unrealized appreciation(depreciation)                     (175,569)          115,559           ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
  from operations                                                          (98,669)          115,047           ----
                                                                    ----------------  ---------------  ---------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                      620,831           305,995           ----
  Subaccounts transfers (including fixed account), net                     400,752         1,207,653           ----
  Transfers for policyowner benefits and terminations                      (39,333)          (28,110)          ----
  Policyowner maintenance charges                                         (214,381)          (83,686)          ----
                                                                    ----------------  ---------------  ---------------
Net increase(decrease) from policyowner transactions                       767,869         1,401,852           ----
                                                                    ----------------  ---------------  ---------------
Total increase(decrease) in net assets                                     669,200         1,516,899           ----
Net assets at beginning of period                                        1,516,899              ----           ----
                                                                    ----------------  ---------------  ---------------
Net assets at end of period                                          $   2,186,099     $   1,516,899    $      ----
                                                                    ================  ===============  ===============


The accompanying notes are an integral part of these financial statements.

                                     F-I 12

                                                      Fidelity
----------------------------------------------------------------------------------------------------------------------

                     High Income SC2                                             Contrafund SC2
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
   $        393        $       ----         $       ----       $      2,032       $       ----        $        ----
             94                   7                 ----              2,747              1,131                 ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
            299                  (7)                ----               (715)            (1,131)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

           ----                ----                 ----              7,618               ----                 ----
           (932)                 (2)                ----            (15,584)              (110)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
           (932)                 (2)                ----             (7,966)              (110)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

           (477)               (267)                ----            (29,935)            (9,571)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

   $     (1,110)       $       (276)        $       ----       $    (38,616)      $    (10,812)       $        ----
=================== ===================  =================  ================== ==================  =================


   $        299        $         (7)        $       ----       $       (715)      $     (1,131)       $        ----
           (932)                 (2)                ----             (7,966)              (110)                ----
           (477)               (267)                ----            (29,935)            (9,571)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         (1,110)               (276)                ----            (38,616)           (10,812)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

          4,465               2,112                 ----            117,289             56,121                 ----
         22,265               1,407                 ----             58,887            263,330                 ----
           (644)                 17                 ----             (3,742)            (1,488)                ----
         (2,245)                (54)                ----            (59,065)           (13,799)                ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
         23,841               3,482                 ----            113,369            304,164                 ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

         22,731               3,206                 ----             74,753            293,352                 ----
          3,206                ----                 ----            293,352               ----                 ----
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
   $     25,937        $      3,206         $       ----       $    368,105       $    293,352        $        ----
=================== ===================  =================  ================== ==================  =================

                                     F-I 13

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                    Franklin Templeton
                                                                     -------------------------------------------------

                                                                                      Asset Strategy
                                                                     -------------------------------------------------
                                                                           2001             2000             1999
                                                                     ---------------  ---------------  ---------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                      $      123     $       ----       $     ----
   Mortality and expense risk charge                                           141               55             ----
                                                                     ---------------  ---------------  ---------------
Net investment income(loss)                                                    (18)             (55)            ----
                                                                     ---------------  ---------------  ---------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                       879             ----             ----
   Net realized gain(loss) on sale of fund shares                             (540)             (37)            ----
                                                                     ---------------  ---------------  ---------------
Net realized gain(loss)                                                        339              (37)            ----
                                                                     ---------------  ---------------  ---------------
Change in unrealized appreciation(depreciation)                             (2,022)            (192)            ----
                                                                     ---------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
   from operations                                                      $   (1,701)    $       (284)      $     ----
                                                                     ===============  ===============  ===============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                           $      (18)    $        (55)      $     ----
  Net realized gain(loss)                                                      339              (37)            ----
  Net change in unrealized appreciation(depreciation)                       (2,022)            (192)            ----
                                                                     ---------------  ---------------  ---------------
Net increase(decrease) in net assets resulting
  from operations                                                           (1,701)            (284)            ----
                                                                     ---------------  ---------------  ---------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                        9,577            2,185             ----
  Subaccounts transfers (including fixed account), net                       7,322           13,973             ----
  Transfers for policyowner benefits and terminations                          333               (1)            ----
  Policyowner maintenance charges                                           (2,719)          (1,534)            ----
                                                                     ---------------  ---------------  ---------------
Net increase(decrease) from policyowner transactions                        14,513           14,623             ----
                                                                     ---------------  ---------------  ---------------

Total increase(decrease) in net assets                                      12,812           14,339             ----
Net assets at beginning of period                                           14,339             ----             ----
                                                                     ---------------  ---------------  ---------------
Net assets at end of period                                             $   27,151     $     14,339       $     ----
                                                                     ===============  ===============  ===============


The accompanying notes are an integral part of these financial statements.



                                     F-I 14




                   Franklin Templeton                                            Neuberger Berman
----------------------------------------------------------   ---------------------------------------------------------
                    Intl. Securities                                          Limited Maturity Bond
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999               2001               2000               1999
------------------- -------------------  -----------------  -----------------  ------------------ ------------------

   $      29,559       $        ----        $        ----    $       198,893      $     238,208     $      132,944
           8,970               3,385                 ----             31,285             28,363             20,050
------------------- -------------------  -----------------  -----------------  ------------------ ------------------
          20,589              (3,385)                ----            167,608            209,845            112,894
------------------- -------------------  -----------------  -----------------  ------------------ ------------------


         232,479                ----                 ----               ----               ----               ----
         (21,404)            (13,966)                ----               (456)           (75,521)            51,857
------------------- -------------------  -----------------  -----------------  ------------------ ------------------
         211,075             (13,966)                ----               (456)           (75,521)            51,857
------------------- -------------------  -----------------  -----------------  ------------------ ------------------

        (413,096)             23,035                 ----            100,225             49,468            (82,756)
------------------- -------------------  -----------------  -----------------  ------------------ ------------------


   $    (181,432)      $       5,684        $        ----    $       267,377      $     183,792     $       81,995
=================== ===================  =================  =================  ================== ==================





   $      20,589       $      (3,385)       $        ----    $       167,608      $     209,845     $      112,894
         211,075             (13,966)                ----               (456)           (75,521)            51,857
        (413,096)             23,035                 ----            100,225             49,468            (82,756)
------------------- -------------------  -----------------  -----------------  ------------------ ------------------

        (181,432)              5,684                 ----            267,377            183,792             81,995
------------------- -------------------  -----------------  -----------------  ------------------ ------------------


         497,445             256,776                 ----            984,947            922,089          1,357,537
         217,072             687,651                 ----            379,664           (720,745)           236,742
         (19,511)               (391)                ----            (54,357)          (131,915)          (222,590)
        (161,075)            (49,940)                ----           (417,517)          (316,662)          (345,759)
------------------- -------------------  -----------------  -----------------  ------------------ ------------------
         533,931             894,096                 ----            892,737           (247,233)         1,025,930
------------------- -------------------  -----------------  -----------------  ------------------ ------------------

         352,499             899,780                 ----          1,160,114            (63,441)         1,107,925
         899,780                ----                 ----          3,077,311          3,140,752          2,032,827
------------------- -------------------  -----------------  -----------------  ------------------ ------------------
   $   1,252,279       $     899,780        $        ----    $     4,237,425      $   3,077,311     $    3,140,752
=================== ===================  =================  =================  ================== ==================

                                     F-I 15

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                    Neuberger Berman
                                                                    --------------------------------------------------

                                                                                         Growth
                                                                    --------------------------------------------------
                                                                          2001            2000              1999
                                                                    --------------- ---------------  -----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $        ----   $        ----    $        ----
   Mortality and expense risk charge                                         9,147          17,949           14,860
                                                                    --------------- ---------------  -----------------
Net investment income(loss)                                                 (9,147)        (17,949)         (14,860)
                                                                    --------------- ---------------  -----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   523,868         229,405           88,404
   Net realized gain(loss) on sale of fund shares                         (131,327)        514,430           73,712
                                                                    --------------- ---------------  -----------------
Net realized gain(loss)                                                    392,541         743,835          162,116
                                                                    --------------- ---------------  -----------------
Change in unrealized appreciation(depreciation)                           (793,884)       (749,692)         783,513
                                                                    --------------- ---------------  -----------------
Net increase(decrease) in net assets resulting
   from operations                                                   $    (410,490)  $     (23,806)   $     930,769
                                                                    =============== ===============  =================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $      (9,147)  $     (17,949)   $     (14,860)
  Net realized gain(loss)                                                  392,541         743,835          162,116
  Net change in unrealized appreciation(depreciation)                     (793,884)       (749,692)         783,513
                                                                    --------------- ---------------  -----------------
Net increase(decrease) in net assets resulting
  from operations                                                         (410,490)        (23,806)         930,769
                                                                    --------------- ---------------  -----------------
Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                      340,469         492,802          843,329
  Subaccounts transfers (including fixed account), net                     (12,986)     (1,638,033)        (232,991)
  Transfers for policyowner benefits and terminations                      (36,938)        (83,339)        (135,978)
  Policyowner maintenance charges                                         (140,119)       (178,535)        (231,062)
                                                                    --------------- ---------------  -----------------
Net increase(decrease) from policyowner transactions                       150,426      (1,407,105)         243,298
                                                                    --------------- ---------------  -----------------
Total increase(decrease) in net assets                                    (260,064)     (1,430,911)       1,174,067
Net assets at beginning of period                                        1,291,235       2,722,146        1,548,079
                                                                    --------------- ---------------  -----------------
Net assets at end of period                                          $   1,031,171   $   1,291,235    $   2,722,146
                                                                    =============== ===============  =================


The accompanying notes are an integral part of these financial statements.

                                     F-I 16

                    Neuberger Berman                                                 Strong
----------------------------------------------------------  ---------------------------------------------------------

                        Partners                                              International Stock
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999               2001               2000                1999
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


 $        8,803      $         ----       $         ----     $         ----     $         ----      $       11,187
         20,667              10,338                 ----              3,352             23,251              25,477
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
        (11,864)            (10,338)                ----             (3,352)           (23,251)            (14,290)
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


         83,628                ----                 ----             15,051               ----                ----
        (12,511)             (1,360)                ----            (61,036)         1,296,764             137,687
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
         71,117              (1,360)                ----            (45,985)         1,296,764             137,687
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

       (135,214)             19,863                 ----            (61,108)        (2,099,814)          2,257,555
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


 $      (75,961)     $        8,165       $         ----     $     (110,445)    $     (826,301)     $    2,380,952
=================== ===================  =================  ================== ==================  =================





 $      (11,864)     $      (10,338)      $         ----     $       (3,352)    $      (23,251)     $      (14,290)
         71,117              (1,360)                ----            (45,985)         1,296,764             137,687
       (135,214)             19,863                 ----            (61,108)        (2,099,814)          2,257,555
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

        (75,961)              8,165                 ----           (110,445)          (826,301)          2,380,952
------------------- -------------------  -----------------  ------------------ ------------------  -----------------


        793,428             487,941                 ----               ----            574,829           1,472,744
        (52,896)          2,040,716                 ----            (36,542)        (4,047,041)           (627,558)
        (60,623)            (45,438)                ----            (25,037)           (67,105)           (141,217)
       (280,802)           (129,747)                ----            (29,758)          (210,410)           (398,104)
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
        399,107           2,353,472                 ----            (91,337)        (3,749,727)            305,865
------------------- -------------------  -----------------  ------------------ ------------------  -----------------

        323,146           2,361,637                 ----           (201,782)        (4,576,028)          2,686,817
      2,361,637                ----                 ----            523,694          5,099,722           2,412,905
------------------- -------------------  -----------------  ------------------ ------------------  -----------------
 $    2,684,783      $    2,361,637       $         ----     $      321,912     $      523,694      $    5,099,722
=================== ===================  =================  ================== ==================  =================

                                     F-I 17

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                         Strong
                                                                     ------------------------------------------------

                                                                                        Discovery
                                                                     ------------------------------------------------
                                                                          2001             2000            1999
                                                                     ---------------  ---------------  --------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $      1,004      $       ----    $      ----
   Mortality and expense risk charge                                         1,308             2,658          2,621
                                                                     ---------------  ---------------  --------------
Net investment income(loss)                                                   (304)           (2,658)        (2,621)
                                                                     ---------------  ---------------  --------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    25,952              ----         44,830
   Net realized gain(loss) on sale of fund shares                             (751)           25,272            998
                                                                     ---------------  ---------------  --------------
Net realized gain(loss)                                                     25,201            25,272         45,828
                                                                     ---------------  ---------------  --------------
Change in unrealized appreciation(depreciation)                            (21,266)            5,902        (16,055)
                                                                     ---------------  ---------------  --------------
Net increase(decrease) in net assets resulting
   from operations                                                    $      3,631      $     28,516    $    27,152
                                                                     ===============  ===============  ==============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $       (304)     $     (2,658)   $    (2,621)
  Net realized gain(loss)                                                   25,201            25,272         45,828
  Net change in unrealized appreciation(depreciation)                      (21,266)            5,902        (16,055)
                                                                     ---------------  ---------------  --------------
Net increase(decrease) in net assets resulting
  from operations                                                            3,631            28,516         27,152
                                                                     ---------------  ---------------  --------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                         ----            40,478        115,701
  Subaccounts transfers (including fixed account), net                     (61,036)         (253,551)       (10,610)
  Transfers for policyowner benefits and terminations                       (2,734)           (7,435)       (18,872)
  Policyowner maintenance charges                                          (11,087)          (21,446)       (31,618)
                                                                     ---------------  ---------------  --------------
Net increase(decrease) from policyowner transactions                       (74,857)         (241,954)        54,601
                                                                     ---------------  ---------------  --------------
Total increase(decrease) in net assets                                     (71,226)         (213,438)        81,753
Net assets at beginning of period                                          204,673           418,111        336,358
                                                                     ---------------  ---------------  --------------
Net assets at end of period                                           $    133,447      $    204,673    $   418,111
                                                                     ===============  ===============  ==============


The accompanying notes are an integral part of these financial statements.

                                     F-I 18

                         Van Eck                                                  Oppenheimer
----------------------------------------------------------  ---------------------------------------------------------

                       Hard Assets                                            Capital Appreciation
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999                2001                2000              1999
------------------- -------------------  -----------------  -------------------  ------------------ ----------------

 $        15,390     $        12,083      $        9,610     $         19,614     $         6,267    $        9,060
          11,575              10,805               6,153               27,359              34,180            20,639
------------------- -------------------  -----------------  -------------------  ------------------ ----------------
           3,815               1,278               3,457               (7,745)            (27,913)          (11,579)
------------------- -------------------  -----------------  -------------------  ------------------ ----------------


            ----                ----                ----              294,335             334,438            99,521
          (3,133)             (9,671)            (26,278)             (10,094)            664,207          (394,074)
------------------- -------------------  -----------------  -------------------  ------------------ ----------------
          (3,133)             (9,671)            (26,278)             284,241             998,645          (294,553)
------------------- -------------------  -----------------  -------------------  ------------------ ----------------

        (155,343)            150,114             190,525             (725,203)           (843,031)        1,029,043
------------------- -------------------  -----------------  -------------------  ------------------ ----------------


 $      (154,661)    $       141,721      $      167,704     $       (448,707)    $       127,701    $      722,911
=================== ===================  =================  ===================  ================== ================





 $         3,815     $         1,278      $        3,457     $         (7,745)    $       (27,913)   $      (11,579)
          (3,133)             (9,671)            (26,278)             284,241             998,645          (294,553)
        (155,343)            150,114             190,525             (725,203)           (843,031)        1,029,043
------------------- -------------------  -----------------  -------------------  ------------------ ----------------

        (154,661)            141,721             167,704             (448,707)            127,701           722,911
------------------- -------------------  -----------------  -------------------  ------------------ ----------------


         430,546             397,496             408,407            1,007,956           1,462,807         1,853,054
         (10,631)             (3,659)             48,468              258,874          (2,327,967)          107,893
         (42,368)            (41,535)            (65,184)             (99,195)           (126,544)         (213,276)
        (151,375)           (118,881)           (107,519)            (377,693)           (366,109)         (402,072)
------------------- -------------------  -----------------  -------------------  ------------------ ----------------
         226,172             233,421             284,172              789,942          (1,357,813)        1,345,599
------------------- -------------------  -----------------  -------------------  ------------------ ----------------

          71,511             375,142             451,876              341,235          (1,230,112)        2,068,510
       1,409,295           1,034,153             582,277            3,092,225           4,322,337         2,253,827
------------------- -------------------  -----------------  -------------------  ------------------ ----------------
 $     1,480,806     $     1,409,295      $    1,034,153     $      3,433,460     $     3,092,225    $    4,322,337
=================== ===================  =================  ===================  ================== ================

                                     F-I 19

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31


                                                                                      Oppenheimer
                                                                    -------------------------------------------------

                                                                                   Aggressive Growth
                                                                    -------------------------------------------------
                                                                         2001             2000            1999
                                                                    ---------------- --------------- ----------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                   $      29,902    $        ----   $        ----
   Mortality and expense risk charge                                        27,153           32,688          17,873
                                                                    ---------------- --------------- ----------------
Net investment income(loss)                                                  2,749          (32,688)        (17,873)
                                                                    ---------------- --------------- ----------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                   466,569          133,915            ----
   Net realized gain(loss) on sale of fund shares                         (306,750)         891,181          13,418
                                                                    ---------------- --------------- ----------------
Net realized gain(loss)                                                    159,819        1,025,096          13,418
                                                                    ---------------- --------------- ----------------
Change in unrealized appreciation(depreciation)                         (1,442,407)      (1,555,999)      1,310,456
                                                                    ---------------- --------------- ----------------
Net increase(decrease) in net assets resulting
   from operations                                                   $  (1,279,839)   $    (563,591)  $   1,306,001
                                                                    ================ =============== ================



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                        $       2,749    $     (32,688)  $     (17,873)
  Net realized gain(loss)                                                  159,819        1,025,096          13,418
  Net change in unrealized appreciation(depreciation)                   (1,442,407)      (1,555,999)      1,310,456
                                                                    ---------------- --------------- ----------------
Net increase(decrease) in net assets resulting
  from operations                                                       (1,279,839)        (563,591)      1,306,001
                                                                    ---------------- --------------- ----------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                    1,278,826          852,469       1,258,942
  Subaccounts transfers (including fixed account), net                     296,309          355,919        (290,094)
  Transfers for policyowner benefits and terminations                      (45,940)         (99,365)       (148,719)
  Policyowner maintenance charges                                         (401,981)        (327,184)       (237,583)
                                                                    ---------------- --------------- ----------------
Net increase(decrease) from policyowner transactions                     1,127,214          781,839         582,546
                                                                    ---------------- --------------- ----------------
Total increase(decrease) in net assets                                    (152,625)         218,248       1,888,547
Net assets at beginning of period                                        3,454,343        3,236,095       1,347,548
                                                                    ---------------- --------------- ----------------
Net assets at end of period                                          $   3,301,718    $   3,454,343   $   3,236,095
                                                                    ================ =============== ================

The accompanying notes are an integral part of these financial statements.

                                     F-I 20

                                                     Oppenheimer
---------------------------------------------------------------------------------------------------------------------

                     Growth & Income                                              High Income
----------------------------------------------------------  --------------------------------------------------------
       2001                2000                1999               2001               2000                1999
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

  $      22,305        $       6,184       $       3,439      $      69,141     $       75,725        $     30,951
         37,047               24,825               7,399              6,537              5,709               4,163
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        (14,742)             (18,641)             (3,960)            62,604             70,016              26,788
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


           ----               81,644               5,794               ----               ----                ----
        (52,956)              16,339              (2,628)           (24,715)           (39,170)             22,110
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
        (52,956)              97,983               3,166            (24,715)           (39,170)             22,110
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

       (420,502)            (477,073)            200,103            (34,038)           (63,452)            (15,224)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


  $    (488,200)       $    (397,731)      $     199,309      $       3,851     $      (32,606)       $     33,674
===================  ==================  =================  ================== ==================  =================





  $     (14,742)       $     (18,641)      $      (3,960)     $      62,604     $       70,016        $     26,788
        (52,956)              97,983               3,166            (24,715)           (39,170)             22,110
       (420,502)            (477,073)            200,103            (34,038)           (63,452)            (15,224)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

       (488,200)            (397,731)            199,309              3,851            (32,606)             33,674
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------


      1,567,843            1,183,405             593,404            234,626            245,023             342,189
        300,427            2,312,196             103,925             93,179           (178,056)             50,011
        (90,426)            (112,960)            (41,536)            (8,061)           (10,920)            (20,970)
       (539,736)            (320,467)           (141,194)          (117,328)           (81,160)            (66,957)
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
      1,238,108            3,062,174             514,599            202,416            (25,113)            304,273
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------

        749,908            2,664,443             713,908            206,267            (57,719)            337,947
      4,016,247            1,351,804             637,896            651,629            709,348             371,401
-------------------  ------------------  -----------------  ------------------ ------------------  -----------------
  $   4,766,155        $   4,016,247       $   1,351,804      $     857,896     $      651,629        $    709,348
===================  ==================  =================  ================== ==================  =================

                                     F-I 21



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                        FOR THE PERIODS ENDED DECEMBER 31



                                                                                       Oppenheimer
                                                                     ------------------------------------------------

                                                                                     Strategic Bond
                                                                     ------------------------------------------------
                                                                          2001             2000             1999
                                                                     ---------------  ---------------   -------------
STATEMENTS OF OPERATIONS
Investment income:
   Dividend distributions received                                    $     20,183      $     24,943     $    37,569
   Mortality and expense risk charge                                         6,872             4,157           3,598
                                                                     ---------------  ---------------   -------------
Net investment income(loss)                                                 13,311            20,786          33,971
                                                                     ---------------  ---------------   -------------
Realized gain(loss) on investments:
   Net realized gain(loss) distributions                                    26,502              ----            ----
   Net realized gain(loss) on sale of fund shares                          (13,108)          (11,298)        (12,317)
                                                                     ---------------  ---------------   -------------
Net realized gain(loss)                                                     13,394           (11,298)        (12,317)
                                                                     ---------------  ---------------   -------------
Change in unrealized appreciation(depreciation)                              3,022             2,069          (7,111)
                                                                     ---------------  ---------------   -------------
Net increase(decrease) in net assets resulting
   from operations                                                    $     29,727      $     11,557     $    14,543
                                                                     ===============  ===============   =============



STATEMENTS OF CHANGES IN NET ASSETS
Increase(decrease) in net assets from operations:
  Net investment income(loss)                                         $     13,311      $     20,786     $    33,971
  Net realized gain(loss)                                                   13,394           (11,298)        (12,317)
  Net change in unrealized appreciation(depreciation)                        3,022             2,069          (7,111)
                                                                     ---------------  ---------------   -------------
Net increase(decrease) in net assets resulting
  from operations                                                           29,727            11,557          14,543
                                                                     ---------------  ---------------   -------------

Net increase(decrease) from policyowner transactions:
  Payments received from policyowners                                      214,802           303,614         465,486
  Subaccounts transfers (including fixed account), net                     260,960          (183,512)       (203,317)
  Transfers for policyowner benefits and terminations                       (4,992)          (10,872)         (6,209)
  Policyowner maintenance charges                                          (91,995)          (46,509)        (41,073)
                                                                     ---------------  ---------------   -------------
Net increase(decrease) from policyowner transactions                       378,775            62,721         214,887
                                                                     ---------------  ---------------   -------------
Total increase(decrease) in net assets                                     408,502            74,278         229,430
Net assets at beginning of period                                          579,001           504,723         275,293
                                                                     ---------------  ---------------   -------------
Net assets at end of period                                           $    987,503      $    579,001     $   504,723
                                                                     ===============  ===============   =============

The accompanying notes are an integral part of these financial statements.

                                     F-I 22

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT l
                          NOTES TO FINANCIAL STATEMENTS
             FOR THE PERIODS ENDED DECEMBER 31, 2001, 2000 AND 1999


1.  ORGANIZATION

    The Acacia National Variable Life Insurance Separate Account I (the Account) began operations on December 1, 1995 as a separate investment account within Acacia National Life Insurance Company (the Company) a wholly owned subsidiary of Acacia Life Insurance Company (an indirect wholly owned subsidiary of Ameritas Acacia Mutual Holding Company). The assets of the Account are held by the Company and are segregated from all of the Company's other assets and are only used to support variable life products issued by the Company.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2001, there are twenty-eight subaccounts within the Account.

    Calvert Asset Management Company, Inc.                    Templeton Investment Counsel, LLC
      (Advisor) (See Note 4)                                    Franklin Templeton
      Calvert (Fund)                                             * Asset Strategy
       * Money Market (Subaccount)                                 (Commenced May 1, 2000)
         (Commenced December 1, 1995)                            * Intl. Securities (Commenced May 1, 2000)
       * Balanced (Commenced December 1, 1995)
       * Small Cap (Commenced December 1, 1995)               Neuberger Berman Management Inc.
       * Mid Cap (Commenced May 1, 1997)                        Neuberger Berman
       * International (Commenced May 1, 1997)                   * Limited Maturity Bond
                                                                   (Commenced December 1, 1995)
    Fred Alger Management, Inc.                                  * Growth (Commenced December 1, 1995)
      Alger                                                      * Partners (Commenced May 1, 2000)
       * Growth (Commenced December 1, 1995)
       * MidCap (Commenced December 1, 1995)                  Strong Capital Management, Inc.
       * Small Cap (Commenced December 1, 1995)                 Strong
                                                                 * International Stock
    Deutsche Asset Management, Inc.                                (Commenced December 1, 1995)
      Deutsche                                                   * Discovery (Commenced December 1, 1995)
       * EAFE Equity (Commenced May 1, 2000)
       * Equity 500 (Commenced May 1,2000)                    Van Eck Associates Corporation
       * Small Cap (Commenced May 1, 2000)                      Van Eck
                                                                 * Hard Assets (Commenced December 1, 1995)
    Dreyfus Service Corporation
      Dreyfus                                                 Oppenheimer Funds, Inc.
       * Stock (Commenced December 1, 1995)                     Oppenheimer
                                                                 * Capital Appreciation
    Fidelity Management and Research Company                       (Commenced May 1, 1997)
      Fidelity                                                   * Aggressive Growth
       * Equity-Income SC2 (Commenced May 1, 2000)                 (Commenced May 1, 1997)
       * High Income SC2 (Commenced June 1, 2000)                * Growth & Income (Commenced May 1, 1997)
       * Contrafund SC2 (Commenced May 1, 2000)                  * High Income (Commenced May 1, 1997)
                                                                 * Strategic Bond (Commenced May 1, 1997)

                                     F-I 23

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual result could differ from those estimates.

    VALUATION OF INVESTMENTS
    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments are computed on the weighted average cost basis.

    FEDERAL AND STATE TAXES
    The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributed to the operations of the Account or to the policies funded in the Account. Currently, the Company does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

    RECLASSIFICATIONS
    Certain items on the prior period financial statements have been reclassified to conform to current period presentation.

3.  CHARGES

    The Company charges the subaccounts for mortality and expense risks assumed. This daily charge is made on the ending daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional policyowner maintenance charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

4.  RELATED PARTIES

    Calvert Asset Management Company, Inc., an affiliate of the Company, serves as an investment advisor to the Calvert subaccounts. The Advisors Group, Inc., an affiliate of the Company, acts as a principal underwriter of the policies pursuant to an underwriting agreement with the Company.

5.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2001 were as follows:


                                     F-I 24

                                                                                   Purchases             Sales
                                                                               ------------------  -------------------
    Calvert:
      Money Market                                                              $      5,473,805    $      4,190,442
      Balanced                                                                            83,988              64,600
      Small Cap                                                                          325,748             143,945
      Mid Cap                                                                            273,026             104,871
      International                                                                    2,019,121           1,869,967

    Alger:
      Growth                                                                           3,169,154             512,026
      MidCap                                                                           2,445,618             304,040
      Small Cap                                                                        1,217,788             390,431

    Deutsche:
      EAFE Equity                                                                      1,682,891             228,135
      Equity 500                                                                       4,766,116             943,454
      Small Cap                                                                          519,602              98,689

    Dreyfus:
      Stock                                                                               73,366             761,823

    Fidelity:
      Equity-Income SC2                                                                1,015,727             166,253
      High Income SC2                                                                     33,419               9,279
      Contrafund SC2                                                                     246,772             126,500

    Franklin Templeton:
      Asset Strategy                                                                      24,304               8,930
      Intl. Securities                                                                   920,298             133,299

    Neuberger Berman:
      Limited Maturity Bond                                                            1,510,257             449,911
      Growth                                                                             883,135             217,988
      Partners                                                                           696,704             225,833

    Strong:
      International Stock                                                                 33,543             113,180
      Discovery                                                                           26,935              76,144

    Van Eck:
      Hard Assets                                                                        378,541             148,553

    Oppenheimer:
      Capital Appreciation                                                             1,461,150             384,619
      Aggressive Growth                                                                2,177,608             581,077
      Growth & Income                                                                  1,556,365             332,999
      High Income                                                                        411,518             146,498
      Strategic Bond                                                                     964,120             545,531

                                     F-I 25

6.  UNIT VALUES

    A summary of unit values, units, net assets, investment income ratio (Inv. Income Ratio) as a percentage of average net assets (excludes mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio), expenses as a percentage of average net assets (excluding the effect of expenses of the underlying fund portfolio and charges made directly to policyowner accounts through the redemption of units), and total return percentage (based upon the change in the unit value reported year-to-date, however, subaccounts which commenced in the current year, as shown in Note 1, are based on shorter return periods) for the period ended December 31 follows (amounts have been rounded):

                                                                                     Expenses
                                                                          Inv.       as a % of
                                Unit                        Net Assets   Income       Average           Total
                             Value ($)          Units          ($)        Ratio      Net Assets         Return %
                          -------------------------------------------------------------------------------------------
                             Min     Max                                             Min     Max      Min      Max
Calvert:
Money Market
2001                         1.01    1.31     4,748,407      6,098,582     3.63     0.85    0.90     2.79     2.84

Balanced
2001                         1.76   15.59        17,159        248,385     3.90     0.85    0.90    (7.76)   (7.72)

Small Cap
2001                        14.80   16.08        29,470        473,417     ----     0.85    0.90     9.89     9.93

Mid Cap
2001                        16.54   29.13        19,717        331,182     ----     0.85    0.90   (12.95)  (12.88)

International
2001                        10.53   16.84        96,731      1,043,302      .10     0.85    0.90   (25.42)  (25.38)

Alger:
Growth
2001                        20.72   47.43       358,267      7,594,583      .23     0.85    0.90   (12.61)  (12.56)

MidCap
2001                        17.59   32.26       162,275      3,621,109     ----     0.85    0.90    (7.36)   (7.29)

Small Cap
2001                         9.61   27.74       351,934      3,464,647      .05     0.85    0.90   (30.15)  (30.11)

Deutsche:
EAFE Equity
2001                         8.41    8.44       491,966      4,140,321     ----     0.85    0.90   (25.36)  (25.32)

Equity 500
2001                        11.92   11.95     1,000,366     11,933,265      .95     0.85    0.90   (12.97)  (12.92)

Small Cap
2001                        11.22   11.27       153,284      1,721,744      .70     0.85    0.90     1.15     1.21

                                     F-I 26

                                                                                      Expenses
                                                                           Inv.      as a % of
                                Unit                        Net Assets    Income      Average           Total
                              Value ($)         Units           ($)        Ratio     Net Assets        Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                              Min    Max      Min      Max
 Dreyfus:
 Stock
 2001                       19.51   30.24       120,413       2,359,633     1.06     0.85   0.90   (12.97)  (12.93)

 Fidelity:
 Equity-Income SC2
 2001                       23.73   23.81        92,061       2,186,099     1.44     0.85   0.90    (6.07)   (6.02)

 High Income SC2
 2001                        6.36    7.10         3,669          25,937     3.67     0.85   0.90   (12.76)  (12.68)

 Contrafund SC2
 2001                       19.91   20.44        18,049         368,105      .63     0.85   0.90   (13.40)  (13.21)

 Franklin Templeton:
 Asset Strategy
 2001                       15.35   16.99         1,613          27,151      .71     0.85   0.90   (10.75)  (10.71)

 Intl. Securities
 2001                       11.69   15.46        81,092       1,252,279     2.80     0.85   0.90   (16.75)  (16.71)

 Neuberger Berman:
 Limited Maturity Bond
 2001                       13.49   15.08       311,635       4,237,425     5.45     0.85   0.90     7.80     7.86

 Growth
 2001                       14.37   22.48        71,434       1,031,171     ----     0.85   0.90   (30.98)  (30.95)

 Partners
 2001                       15.48   15.53       173,329       2,684,783      .36     0.85   0.90    (3.69)   (3.64)

 Strong:
 International Stock
 2001                        7.56    7.91        40,719         321,912     ----     0.85   0.90   (22.84)  (22.80)

 Discovery
 2001                       10.32   13.32        10,020         133,447      .65     0.85   0.90   (13.13)    3.20

 Van Eck:
 Hard Assets
 2001                        9.32   10.72       157,871       1,480,806     1.13     0.85   0.90   (11.26)  (11.21)

                                     F-I 27

                                                                                      Expenses
                                                                           Inv.      as a % of
                                Unit                      Net Assets      Income      Average           Total
                             Value ($)        Units           ($)         Ratio      Net Assets        Return %
                          -------------------------------------------------------------------------------------------
                            Min     Max                                              Min    Max      Min      Max
 Oppenheimer:
 Capital Appreciation
 2001                       18.12   42.62       186,369       3,433,460      .61     0.85   0.90   (13.36)  (13.32)

 Aggressive Growth
 2001                       15.42   49.22       206,686       3,301,718      .93     0.85   0.90   (31.89)  (31.85)

 Growth & Income
 2001                       13.11   19.83       358,034       4,766,155      .51     0.85   0.90   (10.96)  (10.92)

 High Income
 2001                        9.35   11.16        77,407         857,896     9.04     0.85   0.90     1.04     1.10

 Strategic Bond
 2001                        4.62   11.98        93,498         987,503     2.55     0.85   0.90     3.89     3.95


7.  CHANGES IN UNITS OUTSTANDING
    The changes in units outstanding were as follows:

                                                  2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Calvert:
     Money Market
     Units issued                                  17,430,906                 18,806,731                 5,307,754
     Units redeemed                               (16,507,623)               (16,347,483)               (4,539,913)
                                                                                                --------------------
                                           --------------------       -------------------
     Net increase(decrease)                           923,283                  2,459,248                   767,841
                                           ====================       ===================       ====================

     Balanced
     Units issued                                      41,213                     57,154                    17,585
     Units redeemed                                   (39,601)                   (60,109)                   (2,073)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             1,612                     (2,955)                   15,512
                                           ====================       ===================       ====================

     Small Cap
     Units issued                                      72,652                     42,250                     7,132
     Units redeemed                                   (60,908)                   (34,621)                   (4,511)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            11,744                      7,629                     2,621
                                           ====================       ===================       ====================

     Mid Cap
     Units issued                                      37,795                     28,617                    26,315
     Units redeemed                                   (29,424)                   (33,065)                  (18,191)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             8,371                     (4,448)                    8,124
                                           ====================       ===================       ====================

     International
     Units issued                                     360,747                    273,933                    33,694
     Units redeemed                                  (358,168)                  (222,910)                   (6,276)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             2,579                     51,023                    27,418
                                           ====================       ===================       ====================


                                     F-I 28


                                                   2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Alger:
     Growth
     Units issued                                     851,180                    478,518                   146,269
     Units redeemed                                  (769,716)                  (390,138)                  (71,718)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            81,464                     88,380                    74,551
                                           ====================       ===================       ====================

     MidCap
     Units issued                                     261,473                    183,457                    79,523
     Units redeemed                                  (223,320)                  (139,642)                  (49,811)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            38,153                     43,815                    29,712
                                           ====================       ===================       ====================

     Small Cap
     Units issued                                   1,010,269                    288,448                   151,870
     Units redeemed                                  (932,125)                  (226,845)                  (92,843)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            78,144                     61,603                    59,027
                                           ====================       ===================       ====================

     Deutsche:
     EAFE equity
     Units issued                                   1,719,645                    883,157                      ----
     Units redeemed                                (1,559,806)                  (551,030)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           159,839                    332,127                      ----
                                           ====================       ===================       ====================

     Equity 500
     Units issued                                   2,573,907                  1,528,444                      ----
     Units redeemed                                (2,267,645)                  (834,340)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           306,262                    694,104                      ----
                                           ====================       ===================       ====================

     Small Cap
     Units issued                                     514,340                    317,096                      ----
     Units redeemed                                  (481,590)                  (196,562)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            32,750                    120,534                      ----
                                           ====================       ===================       ====================

     Dreyfus:
     Stock
     Units issued                                      19,345                    370,944                   357,435
     Units redeemed                                   (53,750)                  (749,444)                 (144,982)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (34,405)                  (378,500)                  212,453
                                           ====================       ===================       ====================

     Fidelity:
     Equity-Income SC2
     Units issued                                     304,949                    179,054                      ----
     Units redeemed                                  (272,918)                  (119,024)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            32,031                     60,030                      ----
                                           ====================       ===================       ====================


                                     F-I 29


7.  CHANGES IN UNITS OUTSTANDING, continued

                                                   2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Fidelity, continued:
     High Income SC2
     Units issued                                       4,790                        402                      ----
     Units redeemed                                    (1,516)                        (7)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             3,274                        395                      ----
                                           ====================       ===================       ====================
     Contrafund SC2
     Units issued                                      25,976                     24,306                      ----
     Units redeemed                                   (20,406)                   (11,827)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             5,570                     12,479                      ----
                                           ====================       ===================       ====================
     Franklin Templeton:
     Asset Strategy
     Units issued                                       1,933                      1,122                      ----
     Units redeemed                                    (1,073)                      (369)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                               860                        753                      ----
                                           ====================       ===================       ====================
     Intl. Securities
     Units issued                                     138,393                    115,077                      ----
     Units redeemed                                  (105,763)                   (66,615)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            32,630                     48,462                      ----
                                           ====================       ===================       ====================
     Neuberger Berman:
     Limited Maturity Bond
     Units issued                                   1,102,841                  7,427,644                   200,479
     Units redeemed                                (1,035,605)                (7,446,379)                 (111,058)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            67,236                    (18,735)                   89,421
                                           ====================       ===================       ====================
     Growth
     Units issued                                     143,054                    228,409                    48,449
     Units redeemed                                  (133,224)                  (279,658)                  (33,014)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                             9,830                    (51,249)                   15,435
                                           ====================       ===================       ====================
     Partners
     Units issued                                     677,045                    422,494                      ----
     Units redeemed                                  (650,619)                  (275,591)                     ----
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            26,426                    146,903                      ----
                                           ====================       ===================       ====================
     Strong:
     International Stock

     Units issued                                      45,446                    470,221                   258,376
     Units redeemed                                   (55,861)                  (716,878)                 (223,453)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                           (10,415)                  (246,657)                   34,923
                                           ====================       ===================       ====================
     Discovery
     Units issued                                         159                     12,682                    91,292
     Units redeemed                                    (6,000)                   (30,195)                  (86,116)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            (5,841)                   (17,513)                    5,176
                                           ====================       ===================       ====================

                                     F-I 30


                                                    2001                       2000                      1999
                                           --------------------       -------------------       --------------------
     Van Eck:
     Hard Assets
     Units issued                                     558,800                    472,193                   105,757
     Units redeemed                                  (534,514)                  (446,935)                  (71,150)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            24,286                     25,258                    34,607
                                           ====================       ===================       ====================
     Oppenheimer:
     Capital Appreciation
     Units issued                                     364,089                    549,645                   135,346
     Units redeemed                                  (322,912)                  (607,386)                  (82,628)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            41,177                    (57,741)                   52,718
                                           ====================       ===================       ====================
     Aggressive Growth
     Units issued                                     445,202                    327,771                   159,858
     Units redeemed                                  (386,702)                  (303,505)                 (131,625)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            58,500                     24,266                    28,233
                                           ====================       ===================       ====================
     Growth & Income
     Units issued                                   1,071,938                    658,673                    93,705
     Units redeemed                                  (983,555)                  (471,935)                  (58,251)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            88,383                    186,738                    35,454
                                           ====================       ===================       ====================
     High Income
     Units issued                                     166,009                     80,166                    60,039
     Units redeemed                                  (147,790)                   (82,114)                  (32,216)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            18,219                     (1,948)                   27,823
                                           ====================       ===================       ====================

     Strategic Bond
     Units issued                                     332,744                    229,038                    54,441
     Units redeemed                                  (296,206)                  (216,643)                  (34,723)
                                           --------------------       -------------------       --------------------
     Net increase(decrease)                            36,538                     12,395                    19,718
                                           ====================       ===================       ====================

8.  ACCOUNTING PRONOUNCEMENTS

    As required, effective January 1, 2001, the subaccounts have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment
    Companies. This guide has no impact on the underlying value of net assets, but has changed the required disclosures of the subaccounts on a prospective basis.

                                     F-I 31

INDEPENDENT AUDITORS' REPORT



To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Acacia National Life Insurance Company (the Company), a wholly owned subsidiary of Acacia Life Insurance Company, as of December 31, 2001 and 2000, and the related statutory statements of operations, changes in surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between statutory accounting practices and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Acacia National Life Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Acacia National Life Insurance Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

As discussed in Note 2 to the statutory financial statements, the Company has changed certain accounting practices as a result of the adoption by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia of the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual - Version effective January 1, 2001.

/s/ Deloitte & Touche LLP


Lincoln, Nebraska
March 8, 2002 (April 4, 2002 as to Note 12)



                                     F-II 1

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                                 (in thousands)

                                                                               December 31
                                                                  -------------------------------------
                               ADMITTED ASSETS                          2001               2000
                               ---------------
                                                                  -----------------  ------------------
     Investments
       Bonds                                                       $      446,062     $      472,273
       Preferred stocks                                                        70                 70
       Common stocks                                                          284                473
       Mortgage loans                                                      10,945                854
       Short-term investments                                              15,545             15,525
       Other investments                                                      264                447
       Loans on insurance policies                                          9,735              9,109
                                                                  -----------------  ------------------

                    Total investments                                     482,905            498,751

     Cash and cash equivalents                                             16,630              2,121
     Accrued investment income                                              8,014              8,686
     Reinsurance recoverable                                                1,628              1,863
     Current federal income taxes receivable - affiliate                      332              4,012
     Deferred tax asset                                                     1,854                  -
     Other assets                                                           2,452                348
     Separate accounts                                                    174,507            170,582
                                                                  -----------------  ------------------

                                     Total Admitted Assets         $      688,322     $      686,363
                                                                  =================  ==================

The accompanying notes are an integral part of these statutory financial statements.


                                     F-II 2

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                    STATUTORY STATEMENTS OF ADMITTED ASSETS,
                             LIABILITIES AND SURPLUS
                        (in thousands, except share data)

                                                                                           December 31
                                                                               -------------------------------------
                                                                                     2001               2000
                                                                               -----------------  ------------------
                           LIABILITIES AND SURPLUS
LIABILITIES
     Life and annuity reserves                                                  $      429,183     $      434,988
     Deposit-type funds                                                                 50,581             47,091
     Reserve for unpaid claims                                                             107                190
     Interest maintenance reserve                                                            -              1,224
     Accrued separate account transfers                                                (10,889)            (9,023)
     Accounts payable - affiliates                                                       1,029                581
     Other liabilities                                                                   3,842              3,693
     Asset valuation reserve                                                               701                214
     Separate accounts                                                                 174,507            170,582
                                                                               -----------------  ------------------

                    Total Liabilities                                                  649,061            649,540
                                                                               -----------------  ------------------

SURPLUS

     Preferred stock, 8% non-voting, non-cumulative, $1,000 par value,
       10,000 shares authorized; 6,000 shares issued and outstanding                     6,000              6,000
     Common stock, $170 par value; 15,000 shares authorized,
       issued and outstanding                                                            2,550              2,550
     Additional paid-in capital                                                         28,450             28,450
     Unassigned surplus (deficit)                                                        2,261               (177)
                                                                               -----------------  ------------------

                    Total Surplus                                                       39,261             36,823
                                                                               -----------------  ------------------

                                     Total Liabilities and Surplus              $      688,322     $        686,363
                                                                               =================  ==================




The accompanying notes are an integral part of these statutory financial statements.



                                     F-II 3

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF OPERATIONS
                                 (in thousands)

                                                                                    Years Ended December 31
                                                                           ------------------------------------------
                                                                                  2001                  2000
                                                                           --------------------  --------------------
INCOME
     Premium income                                                         $          63,503     $          85,364
     Less net reinsurance:
       Yearly renewable term                                                          (18,305)              (19,805)
                                                                           --------------------  --------------------
         Net premium income                                                            45,198                65,559
     Funds left on deposit                                                                  -                 5,652
     Net investment income                                                             38,144                41,480
     Miscellaneous income                                                              13,367                16,169
                                                                           --------------------  --------------------

                    Total income                                                       96,709               128,860
                                                                           --------------------  --------------------

EXPENSES
Benefits to policyowners                                                               59,869               110,657
Decrease in reserves                                                                   (7,361)              (47,538)
Commissions                                                                             8,511                 9,316
General insurance expenses                                                             11,228                11,608
Taxes, licenses and fees                                                                2,091                 1,949
Amortization of goodwill                                                                  123                   405
Net premium transferred to separate accounts                                           21,934                41,811
                                                                           --------------------  --------------------

                    Total expenses                                                     96,395               128,208
                                                                           --------------------  --------------------
Income before federal income
  taxes and realized capital losses                                                       314                   652

Federal income tax expense                                                                 11                   134
                                                                           --------------------  --------------------
Income before realized capital losses                                                     303                   518

Realized capital losses (net of tax of ($491) and ($944)
  and transfers to interest maintenance reserve
  of ($515) and ($190) for 2001 and 2000, respectively)                                (2,408)               (5,611)
                                                                           --------------------  --------------------

Net loss                                                                    $          (2,105)    $          (5,093)
                                                                           ====================  ====================


The accompanying notes are an integral part of these statutory financial statements.


                                     F-II 4



                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                   STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000
                        (in thousands, except share data)

                                                                                               Additional  Unassigned
                                                     Preferred Stock         Common Stock        Paid-in     Surplus
                                                   Shares      Amount       Shares    Amount     Capital    (Deficit)      Total
                                                 ----------  -----------  ---------  --------   ----------  ----------  ----------
BALANCE, January 1, 2000                            6,000    $   6,000      15,000   $ 2,550     $  13,450   $  2,108     $24,108

     Capital contribution from Acacia Life              -            -           -         -        15,000          -      15,000

     Change in non-admitted assets                      -            -           -         -             -        790         790

     Change in net unrealized capital gains             -            -           -         -             -        427         427

     Change in asset valuation reserve                  -            -           -         -             -      1,591       1,591

     Net loss                                           -            -           -         -             -     (5,093)     (5,093)
                                                 ----------  -----------  ---------  ---------   ---------  ----------   ---------

BALANCE, December 31, 2000                          6,000    $   6,000      15,000   $ 2,550     $  28,450   $   (177)    $36,823

     Change in accounting principles                    -            -           -         -             -      4,226       4,226

     Change in non-admitted assets                      -            -           -         -             -       (225)       (225)

     Change in net unrealized capital gains             -            -           -         -             -        516         516

     Change in tax effect on net unrealized
       capital gains                                    -            -           -         -             -       (181)       (181)

     Change in net deferred income taxes                -            -           -         -             -        694         694

     Change in asset valuation reserve                  -            -           -         -             -       (487)       (487)

     Net loss                                           -            -           -         -             -     (2,105)     (2,105)
                                                -----------  -----------  ---------  ---------   ---------  ----------   ---------

BALANCE, December 31, 2001                          6,000    $   6,000      15,000   $ 2,550     $  28,450   $  2,261     $39,261
                                                ===========  ===========  =========  =========   =========  ==========   =========

The accompanying notes are an integral part of these statutory financial statements.

                                     F-II 5

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                       STATUTORY STATEMENTS OF CASH FLOWS
                                 (in thousands)

                                                                                      Years Ended December 31
                                                                               ---------------------------------------
                                                                                     2001                 2000
                                                                               ------------------   ------------------
  OPERATING ACTIVITIES:
      Net premium income received                                                $      45,470       $       71,664
      Miscellaneous income received                                                     12,737               15,135
      Net investment income received                                                    38,434               42,329
      Net premium transferred to separate accounts                                     (23,392)             (42,372)
      Benefits paid to policyowners                                                    (57,034)            (107,795)
      Commissions, expenses and taxes, other than
        federal income taxes paid                                                      (22,327)             (23,651)
      Federal income taxes received (paid)                                               4,160               (1,999)
                                                                               ------------------   ------------------

                    Net cash from operating activities                                  (1,952)             (46,689)
                                                                               ------------------   ------------------

  INVESTING ACTIVITIES:
      Proceeds from investments sold, matured or repaid                                 74,569              149,867
      Purchase of investments                                                          (60,271)            (105,514)
      Net increase in loans on insurance policies                                         (629)              (1,154)
                                                                               ------------------   ------------------

                    Net cash from investing activities                                  13,669               43,199
                                                                               ------------------   ------------------


  FINANCING AND MISCELLANEOUS ACTIVITIES:
      Capital contribution from Acacia Life                                                  -               15,000
      Change in deposit-type funds without life contingencies                            2,782                    -
      Other miscellaneous, net                                                              30               (4,744)
                                                                               ------------------   ------------------
                    Net cash from financing and miscellaneous activities                 2,812               10,256
                                                                               ------------------   ------------------

  NET INCREASE IN CASH AND CASH EQUIVALENTS
      AND SHORT-TERM INVESTMENTS                                                        14,529                6,766

  CASH AND CASH EQUIVALENTS AND SHORT-TERM
      INVESTMENTS - BEGINNING OF PERIOD                                                 17,646               10,880
                                                                               ------------------   ------------------

  CASH AND CASH EQUIVALENTS AND SHORT-TERM
      INVESTMENTS - END OF PERIOD                                                $      32,175       $       17,646
                                                                               ==================   ==================



The accompanying notes are an integral part of these statutory financial statements.

                                     F-II 6

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Acacia National Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of Acacia Life Insurance Company (Acacia
Life). Acacia Life is a wholly owned subsidiary of Ameritas Holding Company
(AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

The Company underwrites and markets variable, deferred and immediate annuities and variable life insurance products within the United States and is licensed to operate in 46 states and the District of Columbia. During 2001, the Company obtained the necessary approval to redomicile in the District of Columbia. However, at December 31, 2001, the Company is still domiciled in Virginia.

Non-insurance products and services are offered by an affiliate of the Company, Acacia Financial Corporation (AFC), a wholly owned subsidiary of Acacia Life, which is a holding company of several financial service companies. Principal subsidiaries of AFC include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc. (TAG), a broker/dealer.

In addition to Acacia Life, AHC is also a 100% owner of Ameritas Life Insurance Corp. (Ameritas), an insurance company domiciled in Nebraska.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia.

Effective January 1, 2001, the State of Virginia has adopted the National Association of Insurance Commissioners' statutory accounting practices (NAIC
SAP) as the basis of its statutory accounting practices.

Accounting practices and procedures of the NAIC as prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

(a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

(b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

(c) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;



                                     F-II 7

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

(d) Prior to January 1, 2001, a Federal income tax provision was made only on a current basis for statutory accounting practices, while under GAAP, a provision was also made for deferred taxes on temporary differences between the financial reporting and tax bases of assets and liabilities. Subsequent to January 1, 2001, NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets";

(e) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

(f) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

(g) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus (deficit), while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

(h) Premium receipts and benefits on universal life-type contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyholder account balance;

(i) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

(j) Comprehensive income and its components are not presented in the statutory financial statements; and

(k) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

The Company does not prepare separate company financial statements on a GAAP basis and the impact of the difference between the NAIC SAP and GAAP is not practically determinable for the purpose of separate company GAAP financial statements.

                                     F-II 8

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and deferred taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments. Prepayment assumptions are obtained from broker/dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Interest only securities and securities where the yield has become negative are valued using the prospective method.

Preferred stocks are stated at cost.

Common stocks are carried at NAIC fair value.

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

The Company has only minor ownership interests in joint ventures that do not exceed ten percent of its admitted assets, and are reflected in other investments. Beginning in 2001, the Company carries these interests based on the underlying GAAP equity of the investee. Other than temporary impairments of $242 and $237 were recorded as realized losses during 2001 and 2000, respectively.

Loans on insurance policies are carried at the unpaid principal balances.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.


                                    F-II 9

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets and negative IMR (in 2001 only) and goodwill (in 2000 only) are designated as "non-admitted" under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus (deficit). Total "non-admitted" assets were $5,986 and $2,191 in 2001 and 2000, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. For the year ended December 31, 2001, consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability. During fiscal year 2000, consideration received on deposit-type funds was recorded as income in the statutory statements of operations.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Life and Annuity Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM"). Reserves for variable annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves reflect the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to separate account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. During fiscal year 2000, withdrawals to return funds to the policyowner were recorded as a benefit expense in the statutory statements of operations. For the determination of tabular interest to the deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve of Unpaid Claims
Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.


                                    F-II 10

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve is a required appropriation of surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on the holdings of bonds, stocks, mortgage loans and short-term investments. Realized and unrealized gains and losses, other than those resulting from interest rate changes, are added or charged to the reserve (subject to certain limitations). Changes in the reserve are charged or credited to unassigned surplus (deficit).

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $101 and $270 for 2001 and 2000, respectively. At December 31, 2001, negative IMR of $249 was recorded as a nonadmitted asset.

Income Taxes
The Company files a consolidated federal income tax return with Acacia Life and is a party to a federal income tax allocation agreement. The Company's tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated tax liability.

The Company's federal income tax returns have been examined by and settled with the Internal Revenue Service through 1995.

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus". Generally, this policyholders' surplus account (PSA) will become subject to tax at the then current rates only if the accumulated PSA exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 2001 and 2000, the Company has approximately $6,600 in its policyholders' surplus accounts which is not reflected in the financial statements.

Separate Accounts
The Company issues variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity and variable life contracts are carried at fair value and consist primarily of mutual funds held for the benefit of policyholders. Deposits received from and benefits paid to separate account policyholders invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. For the year ended December 31, 2000, such deposits received from and benefits paid to separate account policyholders were recorded in the statutory statements of operations. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity and variable life contracts are not reflected in the Company's statutory statements of operations.


                                    F-II 11

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions are used by the Company in estimating its fair value disclosures for financial instruments:

         Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based upon expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks - For publicly traded securities, fair value is based upon quoted market prices.

         Common Stocks - For publicly traded securities, fair value is based upon quoted market prices.

         Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

         Loans on Insurance Policies - The fair values for loans on insurance policies are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Cash and Cash Equivalents, Short-Term Investments, Accrued Investment Income and Reinsurance Recoverable - Affiliate - The carrying amounts for these instruments approximate their fair values.

         Other Investments - The fair values of other investments are based upon estimated values as last reported by the investee and discounted for their lack of marketability.

         Deposit-Type Funds - Deposit-type funds with a fixed maturity are valued at discounted present value using market interest rates. Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The fair values of separate account assets are based upon quoted market prices. Separate account liabilities are carried at the fair value of the underlying assets.


                                    F-II 12

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

2.  Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia. Effective January 1, 2001, the State Corporation Commission of the Commonwealth of Virginia required that insurance companies domiciled in the State of Virginia prepare their statutory financial statements in accordance with the NAIC Accounting Practices and Procedures Manual - Version effective January 1, 2001 (the Manual). Accordingly, the admitted assets, liabilities and surplus of the Company as of December 31, 2001, and the results of its operations and its cash flow for the year then ended have been determined in accordance with the new accounting principles.

Accounting changes adopted to conform to the provisions of the Manual are reported as changes in accounting principles. The cumulative effect of the change in accounting principles has been reported as an adjustment to unassigned surplus (deficit) at January 1, 2001. The cumulative effect is the difference between the amount of surplus at January 1, 2001 and the amount of surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The components of the increase in unassigned surplus (deficit) as of January 1, 2001 as a result of the adoption of the new accounting principles in the Manual are as follows:

Net deferred tax asset                                             $      1,317
Goodwill recorded as an admitted asset                                    2,191
Effect of change in accounting for prepayment
  penalties in the calculation of interest maintenance reserve              857
Venture capital partnerships valued at GAAP equity                         (138)
Non-admitted loans on insurance policies in excess
  of cash surrender value                                                    (1)
--------------------------------------------------------------------------------
Change in accounting principles                                    $      4,226
================================================================================

                                    F-II 13

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2001:

                                                         Gross         Gross
                                                      Unrealized     Unrealized                    Book/Adjusted
                                    Amortized Cost       Gains         Losses       Fair Value     Carrying Value

---------------------------------- --------------- -------------- --------------- -------------- ----------------
U.S. Corporate                      $    244,123    $     13,049   $      6,037    $    251,135   $     243,484
Mortgage-backed                           88,992           3,041              -          92,033          88,992
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                47,526           4,578              -          52,104          47,526
Foreign                                   24,155           1,073             56          25,172          24,155
Asset backed                              41,905             699          4,681          37,923          41,905
---------------------------------- --------------- -------------- --------------- -------------- ----------------
  Total Bonds                       $    446,701    $     22,440   $     10,774    $    458,367   $     446,062
================================== =============== ============== =============== ============== ================

The comparative data as of December 31, 2000 was as follows:

                                                         Gross           Gross
                                                       Unrealized      Unrealized                  Book/Adjusted
                                   Amortized Cost        Gains           Losses       Fair Value   Carrying Value
---------------------------------- --------------- -------------- --------------- -------------- ----------------
U.S. Corporate                      $    255,707    $     10,817   $      6,609    $    259,915   $     255,707
Mortgage-backed                           94,446           1,758            358          95,846          94,446
U.S. Treasury securities and
  obligations of U.S. government
  agencies                                63,765           4,954             50          68,669          63,765
Foreign                                   16,632             291             99          16,824          16,632
Asset backed                              41,723             315          3,537          38,501          41,723
---------------------------------- --------------- -------------- --------------- -------------- ----------------
  Total Bonds                       $    472,273    $     18,135   $     10,653    $    479,755   $     472,273
================================== =============== ============== =============== ============== ================

The carrying value and fair value of bonds at December 31, 2001 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Book/Adjusted             Fair Value
                                                                             Carrying Value

------------------------------------------------------------------ ------------------------ -----------------------
Due in one year or less                                              $           34,217         $         35,102
Due after one year through five years                                           120,582                  126,412
Due after five years through ten years                                           85,846                   89,574
Due after ten years                                                              74,520                   77,323
Mortgage-backed securities                                                       88,992                   92,033
Asset backed                                                                     41,905                   37,923
------------------------------------------------------------------ ------------------------ -----------------------
Total                                                                $          446,062          $       458,367
================================================================== ======================== =======================

Bonds not due at a single maturity date have been included in the year of final maturity.

                                    F-II 14

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments, (continued)

Bonds, (continued)
Securities with an amortized cost of $6,885 and $6,855 at December 31, 2001 and 2000, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Sales of bond investments in 2001 and 2000 resulted in proceeds of $18,500 and $109,950, respectively. Gross gains of $602 and $453 and gross losses of $1,513 and $793 were realized on those sales in 2001 and 2000, respectively.

The Company's bond investment portfolio is predominantly comprised of investment grade securities. At December 31, 2001 and 2000, bonds totaling $37,960 and $29,295, respectively, (9% and 6%, respectively, of the total bond portfolio) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2001 and 2000, the Company recorded realized losses for other than temporary write-downs on bonds of $1,977 and $6,363, respectively.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The minimum and maximum lending rates for mortgage loans during 2001 are 7.0% and 7.85%, respectively. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2001 and 2000.

The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2001 and 2000 are as follows:

                                    2001                            2000
---------------------- ----------------------- ----- ------------------------
Indiana                      $         760                 $           -
Kentucky                             1,600                             -
New Mexico                           2,871                           854
New York                             1,638                             -
Texas                                3,076                             -
Washington                           1,000                             -
---------------------- ----------------------- ----- ------------------------
                             $      10,945                 $         854
====================== ======================= ===== ========================

At December 31, 2001 and 2000, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.


                                    F-II 15

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

3. Investments, (continued)

Fair Value of Financial Instruments
The carrying value and fair value of financial instruments at December 31 are as follows:

                                                          2001                                    2000
                                      ------------------------------------------------------------------------------
                                          Book/Adjusted                           Book/Adjusted
                                          Carrying Value        Fair Value        Carrying Value         Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
Bonds                                     $     446,062     $     458,367         $     472,273      $     479,755
Preferred stocks                                     70                92                    70                 80
Common stocks                                       284               284                   473                473
Mortgage loans                                   10,945            11,010                   854                905
Short-term investments                           15,545            15,545                15,525             15,525
Other investments                                   264               198                   447                232
Loans on insurance policies                       9,735             6,741                 9,109              6,899
Cash and cash equivalents                        16,630            16,630                 2,121              2,121
Accrued investment income                         8,014             8,014                 8,686              8,686
Reinsurance recoverable - affiliate               1,628             1,628                 1,863              1,863
Assets related to separate accounts             174,507           174,507               170,582            170,582

Financial Liabilities:
Deposit-type funds                               50,581            50,581                47,091             47,091
Liabilities related to separate accounts        174,507           174,507               170,582            170,582
------------------------------------- ----------------- -- ---------------- - ------------------ -- ----------------

4.  Income Taxes

The following are federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

             2001              $     240
             2000              $     142

Federal income taxes incurred at December 31 consist of the following major components:

                                                                  2001
---------------------------------------------------------------------------
Current federal income taxes incurred
Operations                                              $            11
Realized capital losses                                            (491)
---------------------------------------------------------------------------
                                                                   (480)

Change in net deferred income taxes                                (694)
---------------------------------------------------------------------------
    Total federal income taxes incurred                 $        (1,174)
===========================================================================


                                    F-II 16

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

4.  Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income tax incurred at December 31 is summarized as follows:

                                                                                                2001
--------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital losses                       $           314
Net realized capital losses before federal income taxes and transfers to IMR                  (3,414)
--------------------------------------------------------------------------------------------------------
Total pretax loss                                                                             (3,100)
Other                                                                                           (255)
--------------------------------------------------------------------------------------------------------
                                                                                              (3,355)
Statutory tax rate                                                                              0.35
--------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                                            $        (1,174)
========================================================================================================

The components of the net deferred tax asset recognized by the Company and the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                    December 31           January 1
                                                                       2001                 2001
----------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                  $       3,860      $         4,357
Capital loss carryover                                                  592                    -
Deferred policy acquisition costs                                     3,016                2,639
Future policy and contract benefits                                   1,439                1,420
Other                                                                   311                  348
----------------------------------------------------------------------------------------------------
Gross deferred tax assets                                             9,218                8,764
----------------------------------------------------------------------------------------------------
Deferred tax liabilities:

Unrealized investment gains                                           1,631                1,690
----------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                        1,631                1,690
----------------------------------------------------------------------------------------------------
Net deferred tax asset                                                7,587                7,074
Less: non-admitted deferred tax assets                                5,733                5,757
----------------------------------------------------------------------------------------------------
Net admitted deferred tax assets                              $       1,854      $         1,317
====================================================================================================
Decrease in deferred tax assets nonadmitted                   $         (24)
                                                             ================

The change in net deferred income taxes, excluding assets non-admitted, is comprised of the following:

                                      December 31    January 1
                                         2001           2001          Change
---------------------------------- -------------- --------------- -------------
Total deferred tax assets              $   9,218     $   8,764       $   454
Total deferred tax liabilities             1,631         1,690           (59)
---------------------------------- -------------- --------------- -------------
Net deferred tax asset                 $   7,587     $   7,074           513
================================== ============== ===============
Tax effect of unrealized gains                                           181
                                                                  -------------
Change in net deferred income taxes                                  $   694
                                                                  =============



                                    F-II 17

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

5.  Information Concerning Parent, Subsidiaries and Affiliates

Since the Company has no employees, affiliates (primarily Acacia Life and Ameritas and its subsidiaries) provide technical, financial, legal, marketing and investment advisory support to the Company under various administrative service agreements. The cost of these services to the Company for the years ended December 31, 2001 and 2000 was $12,530 and $12,470, respectively.

At December 31, 2001 and 2000, the Company had short-term investments of $3,975 and $5,300, respectively, in various mutual funds to which an affiliate of the Company is the advisor.

The Company has yearly renewable term reinsurance agreements with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyholders (see note 8).

The Company's variable universal life and variable annuity products are distributed through TAG. Policies placed by this affiliate generated commission expense of $5,501 and $6,032 for the years ended December 31, 2001 and 2000, respectively.

Included as investment options in the variable accounts are funds which are managed by an affiliate, Calvert. Separate account assets in these funds totaled $24,329 and $24,506 at December 31 2001 and 2000, respectively.

The Company reported the following amounts due to the affiliates listed below at December 31, 2001. The terms of the intercompany agreements require that these amounts be settled within 30 days.

--------------------------------------------------------------------------------
Ameritas Life Insurance Corp.                            $       154
Acacia Life Insurance Company                                    846
--------------------------------------------------------------------------------

6. Dividend Restrictions

The Company is subject to regulation by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.

7. Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessment each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $318 and $377 as of December 31, 2001 and 2000, respectively. The Company has estimated its recoveries from premium tax credits to be $80 and $112 as of December 31, 2001 and 2000, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

                                    F-II 18

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

7.  Commitments and Contingencies, (continued)

Commitments were outstanding for investments and mortgage loans to be purchased in subsequent years totaling $2,694 and $1,064 as of December 31, 2001 and 2000, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

8. Reinsurance

The Company reinsures all life insurance risks over the retention limit of ten thousand dollars per policy under yearly renewable term insurance with Acacia Life and several other non-affiliated companies. Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established.

Following is a summary of the transactions through reinsurance operations:

                                                                                      2001            2000
------------------------------------------------------------------------------------------------------------
For the year ended December 31:
Premiums ceded (related party $16,798 and $18,079 in
  2001 and 2000, respectively)                                                $      18,305   $      19,805
Claims ceded (related party $5,250 and $4,429 in
  2001 and 2000, respectively)                                                        5,384           4,678
Commission and expense allowance ceded (included in miscellaneous income)
  (related party $11,478 and $13,621
  in 2001 and 2000, respectively)                                                    11,478          13,808

At December 31:
Reinsurance recoverable (related party $1,628 and $1,592 in
  2001 and 2000, respectively)                                                        1,628           1,863
Reserves ceded (related party $3,121 and $2,828 in
  2001 and 2000, respectively)                                                        3,647           3,351
Premiums due to related party (included in other liabilities)
  (related party $2,539 and $2,278 in 2001 and 2000, respectively)                    2,998           2,726
------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under the reinsurance agreement.

Effective May 31, 1996 under an assumption reinsurance agreement, the Company assumed certain assets and liabilities relating to annuities previously underwritten by the National American Life Insurance Company (NALICO), which had been in rehabilitation. Goodwill of $123 and $405 was amortized through operations during 2001 and 2000, respectively. At December 31, 2001, the balance of goodwill treated as an admitted asset under NAIC SAP was $2,068 and is included in other assets. At December 31, 2000, the balance of goodwill treated as a non-admitted asset was $2,191.

                                    F-II 19

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

9.  Life and Annuity Reserves and Deposit-type Funds

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not provided in excess of the legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard universal or variable life policies are included in the policy reserve. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

As of December 31, 2001, the Company did not have any insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Virginia.

10. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:
                                                                 2001
                                                      --------------------------
                                                           Amount    % of Total
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  At book value less current surrender charge
    of 5% or more                                  $       136,731       27.6%
  At book value without adjustment
  (minimal or no charge)                                   291,252       58.9%
--------------------------------------------------------------------------------
                                                           427,983       86.5%
Not subject to discretionary withdrawal                     66,835       13.5%
--------------------------------------------------------------------------------
Total gross and net                                $       494,818        100%
================================================================================

                                                                 2000

                                                       -------------------------
                                                           Amount    % of Total
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  At book value less current surrender charge
    of 5% or more                                  $      127,650        25.4%
  At book value without adjustment
  (minimal or no charge)                                  311,709        62.1%
--------------------------------------------------------------------------------
                                                          439,359        87.5%
Not subject to discretionary withdrawal                    62,719        12.5%
--------------------------------------------------------------------------------
Total gross and net                                $      502,078         100%
================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                     F-II 20

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

10.  Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)
                                                                                          2001              2000
------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 8, Annuities Section, Total (net)                                          $      331,266   $      338,465
Exhibit 8, Supplementary Contracts with Life Contingencies Section,
 Total (net)                                                                               12,334           12,099
Exhibit of Deposit-Type Contracts, Line 14, Column 1                                       50,581           47,091
------------------------------------------------------------------------------------------------------------------
                                                                                          394,181          397,655
Separate Accounts Annual Statement:
Exhibit 6, Line 0299999, Column 2                                                         100,637          104,423
------------------------------------------------------------------------------------------------------------------
Total                                                                              $      494,818   $      502,078
==================================================================================================================

11. Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                   2001                     2000
-----------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                                   $        43,339         $     61,585
-----------------------------------------------------------------------------------------------------------------
At December 31:
    Reserves by valuation basis
    Market value                                                           $       163,606         $    161,140
=================================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal:
    At book value without market value adjustment and with current
     surrender charge of 5% or more                                        $       103,002         $     80,480
    At book value without market value adjustment and with current
     surrender charge <5%                                                           60,604               80,660
-----------------------------------------------------------------------------------------------------------------
Total                                                                      $       163,606         $    161,140
=================================================================================================================

Transfers as reported in the summary of operations of the Separate Accounts Annual Statement:
    Transfers to separate accounts                                         $        43,339         $     61,585
    Transfers from separate accounts                                               (19,508)             (17,235)
-----------------------------------------------------------------------------------------------------------------
Net transfers                                                              $        23,831         $     44,350
=================================================================================================================

Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the summary of operations of the Separate Accounts
Annual Statement:

    Transfers to separate accounts                                         $        43,339         $     61,585
    Transfers from separate accounts                                               (19,508)             (17,235)
---------------------------------------------------------------------- ----------------------- ------------------
    Net transfers to (from) separate accounts                                       23,831               44,350
---------------------------------------------------------------------- ----------------------- ------------------
Reconciling adjustments - mortality risk charge                                     (1,897)              (2,539)
---------------------------------------------------------------------- ----------------------- ------------------
Transfers as reported in the statutory statements of operations of
  the Company                                                              $        21,934         $     41,811
====================================================================== ======================= ==================

                                    F-II 21

                   ACACIA NATIONAL LIFE INSURANCE COMPANY

                    NOTES TO STATUTORY FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2001 and 2000
                                 (in thousands)

12.  Subsequent Event

Effective April 1, 2002, the Company changed its state of domicile from the Commonwealth of Virginia to the District of Columbia. Management believes this has no effect on the financial statements which are presented in accordance with NAIC SAP.


                                    F-II 22

Appendix A

                  AUTOMATIC REBALANCING, DOLLAR COST AVERAGING
                           AND EARNINGS SWEEP PROGRAMS

     To assist the Policy Owner in making a premium allocation decision among Subaccounts, ANLIC offers automatic transfer programs. These programs are designed to meet individual needs of the Policy Owner and are not guaranteed to improve performance of the Policy.

     The Policy Owner may elect the Automatic Rebalancing Program which will adjust values in the Subaccounts to align with a specific percentage of total value in the Separate Account. By placing a written allocation election form on file with ANLIC, the Policy Owner may have amounts automatically transferred from the Subaccounts on either a quarterly, semi-annual or annual basis. The Policy Owner chooses the percentages to be used under the Automatic Rebalancing Program.

     Model Asset Allocation is offered through The Advisors Group, Inc. ("TAG") in conjunction with the services of Ibbotson Associates who were among the first to develop the modern science of asset allocation. TAG representatives offer a service created by Ibbotson Associates to match the Policy Owner's risk tolerance and investment objectives with a model Subaccount percentage allocation formula. To use this service, the Policy Owner first completes a questionnaire about risk tolerance and Policy performance objectives. The TAG representative uses the completed responses to match the Policy Owner's needs to one of ten different model percentage allocation formulas designed by Ibbotson. The Policy Owner may then elect to follow the recommended percentage allocation formula, or select a different formula.

     Ibbotson Associates provides a valuable service to a Policy Owner who seeks to follow the science of asset allocation. Some research studies have shown that the asset allocation decision is the single largest determinant of portfolio performance. Asset allocation combines the concepts of asset-liability management, mean-variance optimization, simulation and economic forecasting. Its objectives are to match asset classes and strategies to achieve better returns, to reduce volatility and to attain specific goals such as avoidance of interest rate or market risk.

     As an alternative, ANLIC also offers the Policy Owner the option to elect the Dollar Cost Averaging Program. Dollar cost averaging is a long-term investment method that uses periodic premium allocations from the Money market Subaccount to other Subaccounts. Under the theory of dollar cost averaging, the Policy Owner may pursue a strategy of regular and systematic purchases to take advantage of market value fluctuations. More Subaccount accumulation units will be purchased when Subaccount unit values are low and fewer units will be purchased when unit values are high. There is no guarantee that the Dollar Cost Averaging Program will protect against market loss or improve performance of the Policy.

     The Dollar Cost Averaging Program provides a valuable service to a Policy Owner who is able to sustain a long-term transfer schedule and who seeks to avoid the volatility often associated with equity investments.

     The Earnings Sweep Program allows a Policy Owner to systematically reallocate interest earnings from the Fixed Account to one or more of the Subaccounts on a monthly, quarterly, semi-annual, or annual basis to meet your investment allocation percentages.


                                   -A:1-

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant makes the following representation pursuant to the National Securities Markets Improvements Act of 1996:

Acacia National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

ANLIC'S By-laws provide as follows:

In the event any action, suit or proceeding is brought against a present or former Director, elected officer, appointed officer or other employee because of any action taken by such person as a Director, officer or other employee of the Company or which he omitted to take as a Director, officer or employee of the Company, the Company shall reimburse or indemnify him for all loss reasonably incurred by him in connection with such action to the fullest extent permitted by ss.13.1-696 through ss.13.1-704 of the Code of Virginia, as is now or hereafter amended, except in relation to matters as to which such person shall have been finally adjudged to be liable by reason of having been guilty of gross negligence or willful misconduct in the performance of duties as such Director, officer or employee. In case any such suit, action or proceeding shall result in a settlement prior to final judgment and if, in the judgment of the Board of Directors, such person in taking the action or failing to take the action complained of was not grossly negligent or guilty of wilful misconduct in the performance of his duty, the Company shall reimburse or indemnify him for the amount of such settlement and for all expenses reasonably incurred in connection with such action and its settlement. This right of indemnification shall not be exclusive of any other rights to which such person may be entitled.

                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of ___ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a) Robert-John H. Sands
(b) Deloitte & Touche LLP


The Following Exhibits:
1. The Following exhibits correspond to those required by paragraph IX A of the instructions as to exhibits in Form N-8B-2.
     (1)        Board Resolution Establishing Separate Account I1
     (2)        Not applicable
     (3) (a)    Underwriting Agreement between The Advisors Group, Inc. and
                Acacia National Life Insurance Company2
         (b)    Proposed Form of Selling Agreement5
         (c)    Form of Commission Schedule5
     (4)        Not Applicable
     (5) (a)    Form of Policy4
         (b)    Form of Policy Riders4
     (6) (a)    Certificate of Organization of Acacia National Life Insurance
                Company3
         (b)    Bylaws of Acacia National Life Insurance Company3
     (7)        Not applicable
     (8) (a)    Participation Agreement - The Alger American Fund 1
         (b)    Participation Agreement - Calvert Variable Series, Inc.1
         (d)    Participation Agreement - Neuberger Berman Advisers Management
                Trust1
         (e)    Participation Agreement - Oppenheimer Variable Account Funds3
         (g)    Participation Agreement - Van Eck Worldwide Hard Assets Fund1
         (h)    Participation Agreement - BT Insurance Funds Trust6
         (i)    Participation Agreement - Variable Insurance Products Fund7
         (j)    Participation Agreement - Variable Insurance Products Fund II7
         (k)    Participation Agreement - Franklin Templeton Variable Insurance
                Products Trust6
     (9)        Not Applicable
     (10)       Form of Application for Policy5
2.   (a)(b)     Opinion and Consent of Robert-John H. Sands Senior Vice
                President and General Counsel.
3.              No financial statements will be omitted from the final
                Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.              Not applicable.
5.              Not applicable.
6.              Consent of Independent Auditors.
7.              Powers of Attorney. 8

          Footnotes:

1 Incorporated by reference to the Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 33-90208), filed on October 11, 1995.

2 Incorporated by reference to the initial Registration Statement for Acacia National Variable Annuity Separate Account II on Form N-4 (File No 333-03963), filed August 26, 1996.

3 Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 33-90208), filed on May 1, 1997.

4 Incorporated by reference to the initial Registration Statement for Acacia National Variable Life Insurance Separate Account I on Form S-6 (File No 333-81057), filed June 18, 1999.

5 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Acacia National Variable Life Insurance Separate Account I on Form S-6 (File No 333-81057), filed July 30, 1999.

6 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement for Acacia National Variable Life Insurance Separate Account I on Form S-6 (File No 333-81057), filed February 25, 2000.

7 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement for Acacia National Variable Life Insurance Separate Account I on Form S-6 (File No 333-95593), filed April 19, 2000.

8 Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 33-90208), filed on April 17, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Acacia National Variable Life Insurance Separate Account I, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 4 to Registration Statement Number 333-81057 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bethesda, County of Montgomery, State of Maryland on this 17th day of April, 2002.

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I,
                                                                      REGISTRANT
                                         ACACIA NATIONAL LIFE INSURANCE COMPANY,
                                                                       DEPOSITOR

                                                     By: Charles T. Nason *
                                                        ------------------------
                                                         Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2002.

     SIGNATURE                      TITLE

     Charles T. Nason *             Chairman of the Board and Chief Executive Officer and Director

     Haluk Ariturk *                President and Chief Operating Officer and Director

     Robert-John H. Sands   *       Senior Vice President, General Counsel, Corporate Secretary and Director

     JoAnn M. Martin *              Senior Vice President, Chief Financial Officer and Director

     Reno J. Martini *              Director

     Richard W. Vautravers *        Senior Vice President and Corporate Actuary

* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

     By:  /s/ Donald R. Stading     Date: April 17, 2002
          ---------------------           --------------

                                  Exhibit Index

Exhibit

2. (a)(b) Opinion and Consent of Robert-John H. Sands

6.        Consent of Deloitte & Touche LLP